UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09525
Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl G. Verboncoeur
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5100

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Dynamic Funds
Dow 2x Strategy
Inverse Dow 2x Strategy
Inverse NASDAQ-100® 2x Strategy
Inverse Russell 2000® 2x Strategy
Inverse S&P 500 2X Strategy
NASDAQ-100® 2x Strategy
Russell 2000® 2x Strategy
S&P 500 2x Strategy

DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 62.5%

INDUSTRIALS 10.9%
3M Co.	20,560	$1,022,243
United Technologies Corp.	20,566	883,927
Boeing Co.	20,560	731,525
Caterpillar, Inc.	20,560	574,857
General Electric Co.	20,560	207,862

Total Industrials		3,420,414

CONSUMER STAPLES 10.8%
Wal-Mart Stores, Inc.	20,567	1,071,541
Procter & Gamble Co.	20,570	968,641
Coca-Cola Co.	20,560	903,612
Kraft Foods, Inc.	20,560	458,282

Total Consumer Staples		3,402,076

INFORMATION TECHNOLOGY 10.6%
International Business
Machines Corp.	20,564	1,992,446
Hewlett-Packard Co.	20,560	659,154
Microsoft Corp.	20,560	377,687
Intel Corp.	20,560	309,428

Total Information Technology		3,338,715

ENERGY 8.9%
Exxon Mobil Corp.	20,560	1,400,136
Chevron Corp.	20,560	1,382,454

Total Energy		2,782,590

CONSUMER DISCRETIONARY 6.4%
McDonald’s Corp.	20,560	1,121,959
Home Depot, Inc.	20,567	484,559
Walt Disney Co.	20,568	373,515
General Motors Corp.	20,560	39,886

Total Consumer Discretionary		2,019,919

HEALTH CARE 6.1%
Johnson & Johnson	20,560	1,081,456
Merck & Company, Inc.	20,560	549,980
Pfizer, Inc.	20,560	280,027

Total Health Care		1,911,463

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 3.6%
Verizon Communications, Inc.	20,565	$621,063
AT&T, Inc.	20,563	518,188

Total Telecommunication Services		1,139,251

FINANCIALS 3.3%
JPMorgan Chase & Co.	20,567	546,671
American Express Co.	20,568	280,342
Bank of America Corp.	20,560	140,219
Citigroup, Inc.	20,560	52,017

Total Financials		1,019,249

MATERIALS 1.9%
E.I. du Pont de Nemours and Co.	20,560	459,105
Alcoa, Inc.	20,566	150,954

Total Materials		610,059

Total Common Stocks (Cost $19,704,114)		19,643,736

	Face
	Amount

REPURCHASE AGREEMENTS† 17.7%
UBS, Inc. issued 03/31/09 at 0.11% due 04/01/09	$5,562,930	5,562,930

Total Repurchase Agreements (Cost $5,562,930)		5,562,930

Total Investments 80.2% (Cost $25,267,044)		$25,206,666

Other Assets in Excess of Liabilities – 19.8%		$6,225,258

Net Assets – 100.0%		$31,431,924

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 DJIA Index Mini Futures Contracts
(Aggregate Market Value of Contracts $26,752,800)	710	$768,108

 1

DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Unrealized
	Units	Gain

Equity Index Swap Agreements††
Goldman Sachs International April 2009 Dow Jones Index Swap, Terminating 04/06/09
(Notional Market Value of Contracts $15,757,090)	2,071	$1,557,456

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

 2

INVERSE DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 74.3%
UBS issued 03/31/09 at 0.11% due 04/01/09	$23,726,559	$23,726,559

Total Repurchase Agreements (Cost $23,726,559)		23,726,559

Total Investments 74.3% (Cost $23,726,559)		$23,726,559

Other Assets in Excess of Liabilities – 25.7%		$8,201,696

Net Assets – 100.0%		$31,928,255

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
June 2009 DJIA Index Mini Futures Contracts
(Aggregate Market Value of Contracts $4,785,360)	127	$5,832

	Units

Equity Index Swap Agreement Sold Short ††
Goldman Sachs International April 2009 Dow Jones Index Swap, Terminating 04/06/09
(Notional Market Value of Contracts $59,337,901)	7,798	$3,794,723

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

 1

INVERSE NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 70.7%
UBS, Inc. issued 03/31/09 at 0.11% due 04/01/09	$64,791,025	$64,791,025

Total Repurchase Agreements (Cost $64,791,025)		64,791,025

Total Investments 70.7% (Cost $64,791,025)		$64,791,025

Other Assets in Excess of Liabilities – 29.3%		$26,913,934

Net Assets – 100.0%		$91,704,959

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short
June 2009 NASDAQ-100 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $8,944,320)	363	$44,262

	Units

Equity Index Swap Agreement Sold Short††
Goldman Sachs International April 2009 NASDAQ-100 Index Swap, Terminating 04/06/09
(Notional Market Value of Contracts $176,275,160)	142,501	$(12,982,407)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

 1

INVERSE RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 65.9%
UBS Issued 03/31/09 at 0.11% due 04/01/09	$34,241,273	$34,241,273

Total Repurchase Agreements (Cost $34,241,273)		34,241,273

Total Investments 65.9% (Cost $34,241,273)		$34,241,273

Other Assets in Excess of Liabilities – 34.1%		$17,704,901

Net Assets – 100.0%		$51,946,174

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
June 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $42,121,220)	1,006	$286,614

	Units

Equity Index Swap Agreements Sold Short††
Credit Suisse Capital, LLC June 2009 Russell 2000 Index Swap, Terminating 06/26/09
(Notional Market Value of Contracts $58,418,870)	138,188	$476,498
Goldman Sachs International April 2009 Russell 2000 Index Swap, Terminating 04/06/09
(Notional Market Value of Contracts $1,959,105)	4,634	42,021

(Total Notional Market Value of Contracts $60,377,974)		$518,519

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

 1

INVERSE S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 63.3%
Federal Farm Credit* 0.05% due 04/27/09	$50,000,000	$49,998,195
Federal Home Loan Bank* 0.04% due 04/01/09	30,000,000	30,000,000
Freddie Mac** 1.27% due 05/05/09	25,000,000	24,995,975

Total Federal Agency Discount Notes (Cost $104,854,527)		104,994,170

REPURCHASE AGREEMENTS† 13.1%
UBS Issued 03/31/09 at 0.11% due 04/01/09	21,743,446	21,743,446

Total Repurchase Agreements (Cost $21,743,446)		21,743,446

Total Investments 76.4% (Cost $126,597,973)		$126,737,616

Other Assets in Excess of Liabilities – 23.6%		$39,157,841

Net Assets – 100.0%		$165,895,457

		Unrealized
	Contracts	Gain(Loss)

Futures Contracts Sold Short
June 2009 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $59,404,100)	1,502	$1,258,521

		Unrealized
	Units	Loss

Equity Index Swap Agreement Sold Short††
Goldman Sachs International April 2009 S&P 500 Index Swap, Terminating 04/06/09
(Notional Market Value of Contracts $275,462,202)	798	$(12,544,146)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

 1

NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 67.8%

INFORMATION TECHNOLOGY 41.4%
Apple, Inc.*	119,268	$12,537,452
Qualcomm, Inc.	191,010	7,432,199
Microsoft Corp.	293,789	5,396,904
Google, Inc. — Class A*	14,035	4,885,022
Oracle Corp.	202,020	3,650,501
Cisco Systems, Inc.*	200,230	3,357,857
Intel Corp.	187,005	2,814,425
Research In Motion Ltd.*	54,369	2,341,673
Symantec Corp.*	82,430	1,231,504
Automatic Data Processing, Inc.	34,260	1,204,582
Activision Blizzard Inc.*	112,080	1,172,357
eBay, Inc.*	91,865	1,153,824
Adobe Systems, Inc.*	49,330	1,055,169
Intuit, Inc.*	38,850	1,048,950
Paychex, Inc.	32,863	843,593
CA, Inc.	47,854	842,709
Yahoo!, Inc.*	64,337	824,157
Broadcom Corp. — Class A*	37,330	745,853
Applied Materials, Inc.	66,010	709,607
Altera Corp.	39,600	694,980
Fiserv, Inc.*	18,740	683,260
Xilinx, Inc.	34,923	669,125
Linear Technology Corp.	28,472	654,287
Dell, Inc.*	68,675	651,039
Cognizant Technology Solutions Corp. — Class A*	27,302	567,609
Electronic Arts, Inc.*	31,151	566,637
Marvell Technology Group Ltd.*	56,198	514,774
NVIDIA Corp.*	50,632	499,232
Juniper Networks, Inc.*	32,940	496,076
NetApp, Inc.*	33,213	492,881
Citrix Systems, Inc.*	20,540	465,026
Baidu.com — SP ADR*	2,536	447,858
Check Point Software Technologies Ltd.*	19,920	442,423
KLA-Tencor Corp.	19,760	395,200
Autodesk, Inc.*	22,635	380,494
Maxim Integrated Products, Inc.	28,730	379,523
VeriSign, Inc.*	17,410	328,527
Microchip Technology, Inc.	14,528	307,848
Akamai Technologies, Inc.*	15,690	304,386
Flir Systems, Inc.*	14,248	291,799
Infosys Technologies Ltd. — SP ADR	10,757	286,459

		Market
	Shares	Value

Lam Research Corp.*	12,453	$283,555
Seagate Technology	47,019	282,584
Flextronics International Ltd.*	84,328	243,708
Sun Microsystems, Inc.*	31,101	227,659
IAC/InterActiveCorp*	14,050	213,981
Logitech International SA*	16,738	172,067

Total Information Technology		65,191,335

HEALTH CARE 12.7%
Gilead Sciences, Inc.*	86,141	3,990,051
Teva Pharmaceutical Industries Ltd. — SP ADR	68,740	3,096,737
Amgen, Inc.*	46,270	2,291,290
Celgene Corp.*	43,735	1,941,834
Genzyme Corp.*	32,657	1,939,499
Biogen Idec, Inc.*	31,030	1,626,593
Express Scripts, Inc.*	21,215	979,497
Life Technologies Corp.*	16,882	548,327
Vertex Pharmaceuticals, Inc.*	17,300	497,029
Cephalon, Inc.*	6,438	438,428
Illumina, Inc.*	11,410	424,908
DENTSPLY International, Inc.	13,700	367,845
Intuitive Surgical, Inc.*	3,757	358,268
Henry Schein, Inc.*	8,547	341,965
Hologic, Inc.*	25,880	338,769
Pharmaceutical Product Development, Inc.	11,000	260,920
Warner Chilcott Ltd.*	24,027	252,764
Patterson Companies, Inc.*	11,232	211,836

Total Health Care		19,906,560

CONSUMER DISCRETIONARY 8.6%
Amazon.com, Inc.*	27,317	2,006,160
Comcast Corp. — Class A	138,565	1,890,027
DIRECTV Group, Inc.*	71,130	1,621,053
Apollo Group, Inc. — Class A*	15,482	1,212,705
Starbucks Corp.*	98,069	1,089,547
News Corp. — Class A	136,250	901,975
Staples, Inc.	46,010	833,241
Bed Bath & Beyond, Inc.*	33,535	829,991
Sears Holdings Corp.*	12,250	559,947
O’Reilly Automotive, Inc.*	12,917	452,224
Ross Stores, Inc.	12,560	450,653
Garmin Ltd.	17,850	378,599
Urban Outfitters, Inc.*	15,925	260,692
Wynn Resorts Ltd.*	12,870	257,014

 1

NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Expedia, Inc.*	27,143	$246,458
DISH Network Corp. — Class A*	20,712	230,110
Liberty Global, Inc. — Class A*	13,760	200,346
Liberty Media Corp — Interactive*	52,250	151,525

Total Consumer Discretionary		13,572,267

INDUSTRIALS 3.5%
Paccar, Inc.	39,043	1,005,748
First Solar, Inc.*	6,856	909,791
CH Robinson Worldwide, Inc.	16,145	736,374
Expeditors International of Washington, Inc.	19,990	565,517
Fastenal Co.	13,628	438,208
Cintas Corp.	17,597	434,998
Stericycle, Inc.*	8,600	410,478
J.B. Hunt Transport Services, Inc.	12,093	291,562
Ryanair Holdings PLC — SP ADR*	11,156	257,815
Foster Wheeler AG*	12,675	221,432
Joy Global, Inc.	9,625	205,013

Total Industrials		5,476,936

CONSUMER STAPLES 0.8%
Costco Wholesale Corp.	21,905	1,014,640
Hansen Natural Corp.*	8,590	309,240

Total Consumer Staples		1,323,880

TELECOMMUNICATION SERVICES 0.4%
Millicom International Cellular SA	10,038	371,808
NII Holdings, Inc. — Class B*	15,473	232,095

Total Telecommunication Services		603,903

MATERIALS 0.4%
Sigma-Aldrich Corp.	11,260	425,515

		Market
	Shares	Value

Steel Dynamics, Inc.	18,018	$158,739

Total Materials		584,254

Total Common Stocks (Cost $73,455,256)		106,659,135

	Face
	Amount

REPURCHASE AGREEMENTS† 18.5%
UBS Inc. issued 03/31/09 at 0.11% due 04/01/09	$29,132,461	29,132,461

Total Repurchase Agreements (Cost $29,132,461)		29,132,461

Total Investments 86.3% (Cost $102,587,717)		$135,791,596

Other Assets in Excess of Liabilities – 13.7%		$21,614,075

Net Assets – 100.0%		$157,405,671

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $148,332,800)	6,020	$3,128,810

	Units

Equity Index Swap Agreements††
Goldman Sachs International
April 2009 NASDAQ-100
Index
Swap, Terminating 04/06/09
(Notional Market Value of Contracts $60,161,330)	48,634	$8,727,879

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR – American Depository Receipt.

 2

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 39.0%

FINANCIALS 8.1%
Aspen Insurance Holdings Ltd.	1,435	$32,230
Realty Income Corp.	1,712	32,220
Senior Housing Properties Trust	1,943	27,241
Validus Holdings Ltd.	1,091	25,835
ProAssurance Corp.*	543	25,315
FirstMerit Corp.	1,367	24,879
Platinum Underwriters Holdings Ltd.	834	23,652
Knight Capital Group, Inc. — Class A*	1,591	23,451
Highwoods Properties, Inc.	1,067	22,855
UMB Financial Corp.	530	22,520
MFA Mortgage Investments, Inc.	3,765	22,138
Westamerica Bancorporation	485	22,097
First Niagara Financial Group, Inc.	1,998	21,778
NewAlliance Bancshares, Inc.	1,836	21,555
Greenhill & Company, Inc.	290	21,416
IPC Holdings Ltd.	787	21,280
National Retail Properties, Inc.	1,316	20,845
Montpelier Re Holdings Ltd.	1,584	20,529
Omega Healthcare Investors, Inc.	1,377	19,388
Stifel Financial Corp.*	425	18,407
Prosperity Bancshares, Inc.	658	17,996
Corporate Office Properties Trust SBI	708	17,580
First Financial Bankshares, Inc.	352	16,956
Signature Bank*	590	16,656
Max Capital Group Ltd.	949	16,361
RLI Corp.	324	16,265
Tanger Factory Outlet Centers, Inc.	527	16,263
Glacier Bancorp, Inc.	1,033	16,228
Home Properties, Inc.	528	16,183
Argo Group International Holdings Ltd.*	518	15,607
Potlatch Corp.	671	15,560
Washington Real Estate Investment Trust	893	15,449
Trustmark Corp.	838	15,402
Zenith National Insurance Corp.	628	15,141
Tower Group, Inc.	608	14,975

		Market
	Shares	Value

Healthcare Realty Trust, Inc.	987	$14,795
Mid-America Apartment Communities, Inc.	478	14,737
Odyssey Re Holdings Corp.	372	14,110
Hancock Holding Co.	439	13,732
Susquehanna Bancshares, Inc.	1,453	13,556
Redwood Trust, Inc.	883	13,554
PHH Corp.*	915	12,856
Equity Lifestyle Properties, Inc.	337	12,840
First Commonwealth Financial Corp.	1,441	12,782
IBERIABANK Corp.	274	12,588
American Campus Communities, Inc.	724	12,569
Old National Bancorp	1,123	12,544
Franklin Street Properties Corp., Inc.	995	12,238
Eastgroup Properties, Inc.	422	11,846
NBT Bancorp Inc.	541	11,707
Capstead Mortgage Corp.	1,068	11,470
National Penn Bancshares, Inc.	1,343	11,147
FNB Corp.	1,453	11,145
Interactive Brokers Group, Inc. — Class A*	690	11,130
United Bankshares, Inc.	643	11,085
Selective Insurance Group, Inc.	904	10,993
Provident Financial Services, Inc.	1,011	10,929
Park National Corp.	191	10,648
Navigators Group, Inc.*	221	10,427
Anworth Mortgage Asset Corp.	1,684	10,323
National Health Investors, Inc.	383	10,291
SVB Financial Group*	514	10,285
WesBanco, Inc.	445	10,159
Seaboard Corp.	10	10,100
Investors Real Estate Trust	968	9,544
Pinnacle Financial Partners, Inc.*	396	9,389
Delphi Financial Group, Inc. — Class A	696	9,368
Brookline Bancorp, Inc.	976	9,272
BioMed Realty Trust, Inc.	1,363	9,228
PS Business Parks, Inc.	250	9,212
Umpqua Holding Corp.	1,016	9,205
Community Bank System, Inc.	549	9,196
DCT Industrial Trust, Inc.	2,896	9,180

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Financial Federal Corp.	431	$9,129
KBW, Inc.*	437	8,893
Entertainment Properties Trust	558	8,794
Ezcorp, Inc. — Class A*	759	8,782
Cathay General Bancorp	838	8,740
Hilltop Holdings, Inc.*	757	8,630
S&T Bancorp, Inc.	398	8,442
United Fire & Casualty Co.	383	8,411
Safety Insurance Group, Inc.	270	8,392
Apollo Investment Corp.	2,400	8,352
Chemical Financial Corp.	400	8,324
Piper Jaffray Companies, Inc.*	320	8,253
Infinity Property & Casualty Corp.	240	8,143
optionsXpress Holdings, Inc.	715	8,130
Sterling Bancshares, Inc.	1,243	8,129
Pico Holdings, Inc.*	269	8,089
Employers Holdings, Inc.	841	8,023
MB Financial Corp.	588	7,997
Extra Space Storage, Inc.	1,445	7,962
Ares Capital Corp.	1,641	7,942
Greenlight Capital Re Ltd. - Class A*	486	7,761
Chimera Investment Corp.	2,300	7,728
TrustCo Bank Corp.	1,283	7,724
Cash America International, Inc.	488	7,642
thinkorswim Group, Inc.*	880	7,603
Post Properties, Inc.	746	7,564
Sovran Self Storage, Inc.	372	7,470
CVB Financial Corp.	1,123	7,445
Bank Mutual Corp.	815	7,384
City Holding Co.	268	7,314
First Midwest Bancorp, Inc.	816	7,009
Portfolio Recovery Associates, Inc.*	260	6,978
Harleysville Group, Inc.	219	6,966
Ocwen Financial Corp., Inc.*	603	6,892
Inland Real Estate Corp.	966	6,849
First Financial Corp.	185	6,826
LTC Properties, Inc.	386	6,770
eHealth, Inc.*	420	6,724
Community Trust Bancorp, Inc.	251	6,714
International Bancshares Corp.	858	6,692
Equity One, Inc.	541	6,595
Hatteras Financial Corp.	258	6,447
DiamondRock Hospitality Co.	1,601	6,420
Assured Guaranty Ltd.	935	6,330

		Market
	Shares	Value

Investors Bancorp, Inc.*	746	$6,319
SWS Group, Inc.	405	6,290
Simmons First National Corp.	239	6,020
First Financial Bancorp	631	6,013
Universal Health Realty Income Trust	202	5,904
PacWest Bancorp	412	5,904
Acadia Realty Trust	551	5,846
Provident New York Bancorp	678	5,797
Horace Mann Educators Corp.	690	5,775
TowneBank	352	5,748
Meadowbrook Insurance Group Co., Inc.	936	5,710
SY Bancorp, Inc.	234	5,686
Stewart Information Services Corp.	288	5,616
Beneficial Mutual Bancorp, Inc.*	551	5,427
FPIC Insurance Group, Inc.*	144	5,332
American Physicians Capital, Inc.	130	5,320
Texas Capital Bancshares, Inc.*	468	5,270
Getty Realty Corp.	287	5,266
Pacific Capital Bancorp	776	5,254
PrivateBancorp, Inc.	361	5,220
CNA Surety Corp.*	280	5,163
Riskmetrics Group, Inc.*	358	5,116
Alexander’s, Inc.	30	5,111
First Bancorp Puerto Rico	1,195	5,091
First Cash Financial Services, Inc.*	337	5,028
Enstar Group*	89	5,012
Wintrust Financial Corp.	404	4,969
Medical Properties Trust, Inc.	1,350	4,927
Amerisafe, Inc.*	321	4,918
East-West Bancorp, Inc.	1,066	4,872
Northwest Bancorp, Inc.	288	4,867
Westfield Financial, Inc.	544	4,787
Cousins Properties, Inc.	741	4,772
Bank of the Ozarks, Inc.	206	4,754
Urstadt Biddle Properties, Inc.	353	4,737
World Acceptance Corp.*	277	4,737
Forestar Real Estate Group, Inc.*	603	4,613
Citizens, Inc.*	634	4,609
Berkshire Hills Bancorp, Inc.	200	4,584
StellarOne Corp.	382	4,550
Home Bancshares, Inc.	224	4,473
Renasant Corp.	354	4,446
1st Source Corp.	246	4,440
Bancfirst Corp.	120	4,368

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Harleysville National Corp.	717	$4,345
Banco Latinoamericano de Exportaciones SA	462	4,329
Tompkins Financial Corp.	100	4,300
Suffolk Bancorp	164	4,262
State Auto Financial Corp.	240	4,224
Prospect Capital Corp.	495	4,217
GAMCO Investors, Inc. — Class A	127	4,147
Danvers Bancorp, Inc.	297	4,102
Independent Bank Corp.	278	4,100
SCBT Financial Corp.	193	4,034
Lakeland Financial Corp.	208	3,992
LaSalle Hotel Properties	680	3,971
MarketAxess Holdings, Inc.*	519	3,965
First Merchants Corp.	367	3,960
National Western Life Insurance Co. — Class A	35	3,955
Southside Bancshares, Inc.	209	3,950
Flagstone Reinsurance Holdings	507	3,950
Provident Bankshares Corp.	559	3,941
Dollar Financial Corp.*	412	3,922
Tejon Ranch Co. De*	188	3,886
Triko Bancshares	230	3,850
American Equity Investment Life Holding Co.	923	3,840
Capital Southwest Corp.	50	3,819
Univest Corp. of Pennsylvania	218	3,815
Ambac Financial Group, Inc.	4,852	3,785
SeaBright Insurance Holdings, Inc.*	360	3,766
Dime Community Bancshares	400	3,752
Washington Trust Bancorp, Inc.	230	3,737
Maiden Holdings Ltd.	827	3,697
First Mercury Financial Corp.*	254	3,668
United Financial Bancorp, Inc.	280	3,665
Northfield Bancorp, Inc.	334	3,651
GFI Group, Inc.	1,124	3,608
Tradestation Group, Inc.*	542	3,577
Compass Diversified Trust	400	3,568
Saul Centers, Inc.	155	3,560
Arrow Financial Corp.	149	3,530
MVC Capital, Inc.	412	3,465
Abington Bancorp, Inc.	412	3,411
ESSA Bancorp, Inc.	256	3,407
Westwood Holdings Group, Inc.	87	3,401

		Market
	Shares	Value

First Potomac Realty Trust	458	$3,366
First Busey Corp.	430	3,337
Sun Communities, Inc.	281	3,324
BankFinancial Corp.	333	3,320
Citizens Banking Corp.*	2,127	3,297
Boston Private Financial Holdings, Inc.	924	3,243
Lexington Realty Trust	1,361	3,239
LaBranche & Co., Inc.*	857	3,205
Union Bankshares Corp.	230	3,185
Kearny Financial Corp.	300	3,144
Sandy Spring Bancorp, Inc.	281	3,136
Cohen & Steers, Inc.	276	3,080
Donegal Group, Inc. — Class A	200	3,074
Colonial BancGroup, Inc.	3,407	3,066
Colonial Properties Trust	798	3,040
Heartland Financial USA, Inc.	223	3,019
UCBH Holdings, Inc.	1,982	2,993
Oritani Financial Corp.*	213	2,982
Sterling Bancorp	300	2,970
Republic Bancorp, Inc.	159	2,969
First Financial Northwest, Inc.	351	2,927
United Community Banks, Inc.	698	2,902
American Capital Agency Corp.	168	2,874
Kansas City Life Insurance Co.	80	2,868
Camden National Corp.	125	2,856
Presidential Life Corp.	365	2,843
Baldwind & Lyons, Inc. — Class B	150	2,838
First Bancorp	236	2,825
Hercules Technology Growth Capital, Inc.	558	2,790
Lakeland Bancorp, Inc.	344	2,762
Central Pacific Financial Corp.	493	2,761
MainSource Financial Group, Inc.	341	2,742
Crawford & Co. — Class B*	405	2,722
Citizens & Northern Corp.	147	2,718
Parkway Properties, Inc.	260	2,678
Consolidated-Tomoka Land Co.	90	2,673
Nelnet, Inc. — Class A*	301	2,661
Peapack Gladstone Financial Corp.	144	2,596
Amtrust Financial Services, Inc.	269	2,569

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Evercore Partners, Inc. — Class A	166	$2,565
Radian Group, Inc.	1,360	2,475
Shore Bancshares, Inc.	144	2,412
Sunstone Hotel Investors, Inc.	907	2,385
Southwest Bancorp, Inc.	254	2,383
Cardinal Financial Corp.	413	2,371
First Bancorp, Inc.	146	2,316
ViewPoint Financial Group	191	2,298
PMA Capital Corp.*	543	2,264
Phoenix Companies, Inc.	1,930	2,258
Capital City Bank Group, Inc.	197	2,258
Gladstone Capital Corp.	358	2,241
Ashford Hospitality Trust, Inc.	1,455	2,241
WSFS Financial Corp.	100	2,236
Credit Acceptance Corp.*	104	2,235
Life Partners Holdings, Inc.	130	2,218
NorthStar Realty Finance Corp.	941	2,183
Peoples Bancorp, Inc.	168	2,181
West Bancorporation, Inc.	290	2,160
Flushing Financial Corp.	357	2,149
Monmouth Real Estate Investment Corp. — Class A	325	2,148
National Financial Partners Corp.	668	2,138
Mission West Properties	334	2,138
Pennsylvania Real Estate Investment Trust	600	2,130
Pacific Continental Corp.	178	2,072
Agree Realty Corp.	132	2,071
American Safety Insurance Holdings Ltd.*	178	2,049
EMC Insurance Group, Inc.	96	2,023
Oriental Financial Group	412	2,011
Bryn Mawr Bank Corp.	117	1,971
Columbia Banking Systems, Inc.	307	1,965
Green Bankshares, Inc.	220	1,936
Roma Financial Corp.	148	1,917
Smithtown Bancorp, Inc.	169	1,906
Enterprise Financial Services Corp.	193	1,884
BancTrust Financial Group, Inc.	297	1,880
Ames National Corp.	110	1,880
First Community Bancshares, Inc.	161	1,879
State Bancorp, Inc.	244	1,879
Medallion Financial Corp.	252	1,867

		Market
	Shares	Value

NGP Capital Resources Co.	370	$1,839
Sterling Financial Corp.	884	1,830
First Industrial Realty Trust, Inc.	746	1,828
Penson Worldwide Co., Inc.*	280	1,800
Clifton Savings Bancorp, Inc.	178	1,780
Centerstate Banks of Florida, Inc.	158	1,740
Ramco-Gershenson Properties Trust	269	1,735
U-Store-It Trust	838	1,693
Western Alliance Bancorp*	371	1,692
Education Realty Trust, Inc.	482	1,682
CoBiz Financial, Inc.	320	1,680
Wilshire Bancorp, Inc.	325	1,677
MCG Capital Corp.	1,281	1,640
Calamos Asset Management, Inc. — Class A	339	1,631
Harris & Harris Group, Inc.*	439	1,624
National Interstate Corp.	96	1,623
Guaranty Financial Group, Inc.*	1,527	1,603
Kayne Anderson Energy Development Co.	170	1,588
South Financial Group, Inc.	1,427	1,570
Pennsylvania Commerce Bancorp, Inc.*	85	1,564
Oceanfirst Financial Corp.	153	1,564
Guaranty Bancorp*	893	1,563
Hersha Hospitality Trust	812	1,543
Avatar Holdings, Inc.*	102	1,528
First Financial Holdings, Inc.	198	1,515
First Marblehead Corp.*	1,174	1,514
Farmers Capital Bank Corp.	96	1,504
CapLease, Inc.	763	1,503
Meridian Interstate Bancorp, Inc.*	178	1,499
First South Bancorp, Inc.	141	1,497
NASB Financial, Inc.	60	1,495
Old Second Bancorp, Inc.	234	1,486
Financial Institutions, Inc.	190	1,448
FelCor Lodging Trust, Inc.	1,064	1,447
Gladstone Investment Corp.	373	1,425
Broadpoint Securities Group, Inc.*	429	1,416
Premierwest Bancorp	351	1,410
FBR Capital Markets Corp.*	426	1,402
Yadkin Valley Financial Corp.	188	1,401
Associated Estates Realty Corp.	245	1,392

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

DuPont Fabros Technology, Inc.	201	$1,383
PennantPark Investment Corp.	364	1,365
Rockville Financial, Inc.	146	1,329
Winthrop Realty Trust	192	1,327
Epoch Holding Corp.	192	1,319
Fifth Street Finance Corp.	169	1,308
Sun Bancorp, Inc.*	252	1,308
Asset Acceptance Capital Corp.*	246	1,306
RAIT Investment Trust	1,054	1,286
Sanders Morris Harris Group	325	1,267
Sierra Bancorp	130	1,265
BGC Partners, Inc. — Class A	566	1,251
United America Indemnity Ltd. — Class A*	307	1,234
Advance America Cash Advance Centers, Inc.	706	1,193
Care Investment Trust, Inc.	218	1,190
Thomas Weisel Partners Group, Inc.*	328	1,174
Diamond Hill Investment Group, Inc.*	29	1,140
Nara Bancorp, Inc.	386	1,135
Cedar Shopping Centers, Inc.	651	1,133
Resource Capital Corp.	358	1,088
Ameris Bancorp	230	1,083
Encore Capital Group, Inc.*	232	1,051
Cogdell Spencer, Inc.	199	1,015
US Global Investors, Inc. - Class A	208	1,013
United Security Bancshares	135	994
Capitol Bancorp, Ltd.	237	984
First Place Financial Corp.	292	981
NYMAGIC, Inc.	80	976
Encore Bancshares, Inc.*	110	976
Kite Realty Group Trust	397	973
Home Federal Bancorp, Inc.	110	960
Ladenburg Thalmann Financial Services, Inc.*	1,809	959
Heritage Commerce Corp.	182	955
NewStar Financial, Inc.*	403	935
BlackRock Kelso Capital Corp.	220	922
FBL Financial Group, Inc. — Class A	222	921
Fox Chase Bancorp, Inc.*	96	907
Kohlberg Capital Corp.	294	900
Glimcher Realty Trust	636	890
FCStone Group, Inc.*	382	871
Strategic Hotel Capital, Inc.	1,255	866
Frontier Financial Corp.	786	865

		Market
	Shares	Value

The PMI Group, Inc.	1,367	$848
Hanmi Financial Corp.	630	819
Flagstar Bancorp, Inc.*	1,021	766
City Bank	232	766
International Assets Holding Corp.*	75	764
Seacoast Banking Corporation of Florida	250	757
Banner Corp.	248	722
First Acceptance Corp.*	294	711
Hallmark Financial Services, Inc.*	100	693
Gramercy Capital Corp.	701	680
Resource America, Inc. — Class A	169	674
Brooklyn Federal Bancorp, Inc.	60	662
CompuCredit Corp.*	270	661
Virtus Investment Partners, Inc.*	101	658
Integra Bank Corp.	345	652
Patriot Capital Funding, Inc.	348	637
Maui Land & Pineapple Co., Inc.*	75	637
Primus Guaranty Ltd.*	393	617
Cascade Bancorp.	378	616
West Coast Bancorp	270	599
Stratus Properties, Inc.*	96	581
Newcastle Investment Corp.	885	575
Independence Holding Co.	114	571
Ampal American Israel - Class A*	333	569
Santander BanCorp	70	552
United Community Financial Corp.	455	551
Amcore Financial, Inc.	343	549
Friedman Billings Ramsey Group, Inc. — Class A*	2,501	500
One Liberty Properties, Inc.	141	496
Thomas Properties Group, Inc.	398	470
Maguire Properties, Inc.*	646	465
Advanta Corp.	651	430
Federal Agricultural Mortgage Corp.	159	426
Anchor BanCorp Wisconsin, Inc.	315	425
W Holding Co., Inc.	42	382
Midwest Banc Holdings, Inc.	375	379
Grubb & Ellis Co.	588	370
Cardtronics, Inc.*	206	365
Anthracite Capital, Inc.	987	336

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Capital Trust, Inc. — Class A	275	$303
Waterstone Financial, Inc.*	117	239
Pzena Investment Management, Inc. — Class A	96	183
Corus Bankshares, Inc.*	640	173
Arbor Realty Trust, Inc.	236	170
Doral Financial Corp.*	90	162
Meruelo Maddux Properties, Inc.*	715	52
FX Real Estate and
Entertainment, Inc.*	172	28

Total Financials		2,201,399

INFORMATION TECHNOLOGY 7.1%
Sybase, Inc.*	1,343	40,679
Micros Systems, Inc.*	1,375	25,781
Macrovision Solutions Corp.*	1,394	24,799
PMC — Sierra, Inc.*	3,697	23,587
Solera Holdings, Inc.*	944	23,392
Polycom, Inc.*	1,481	22,793
Skyworks Solutions, Inc.*	2,756	22,213
3Com Corp.*	6,821	21,077
VistaPrint Ltd.*	753	20,700
Jack Henry & Associates, Inc.	1,262	20,596
InterDigital, Inc.*	772	19,933
Informatica Corp.*	1,503	19,930
Parametric Technology Corp.*	1,952	19,481
Perot Systems Corp. — Class A*	1,455	18,740
Digital River, Inc.*	625	18,638
CACI International, Inc. — Class A*	505	18,427
TIBCO Software, Inc.*	2,957	17,358
Cybersource Corp.*	1,169	17,313
Blackboard, Inc.*	524	16,632
j2 Global Communications, Inc.*	746	16,330
Microsemi Corp.*	1,395	16,182
Anixter International, Inc.*	502	15,903
Palm, Inc.*	1,814	15,637
ADTRAN, Inc.	946	15,335
Arris Group, Inc.*	2,070	15,256
Synaptics, Inc.*	568	15,200
Formfactor, Inc.*	828	14,921
Atheros Communications, Inc.*	1,004	14,719
Mantech International Corp. — Class A*	348	14,581
Tekelec*	1,096	14,500

		Market
	Shares	Value

Quest Software, Inc.*	1,107	$14,037
Concur Technologies, Inc.*	731	14,028
Semtech Corp.*	1,042	13,911
Omniture, Inc.*	1,046	13,797
Quality Systems, Inc.	301	13,620
Benchmark Electronics, Inc.*	1,144	12,813
Net 1 UEPS Technologies, Inc.*	837	12,731
Ariba, Inc.*	1,447	12,632
ValueClick, Inc.*	1,455	12,382
Riverbed Technology, Inc.*	946	12,374
MKS Instruments, Inc.*	842	12,352
EarthLink, Inc.*	1,856	12,194
Progress Software Corp.*	700	12,152
TiVo, Inc.*	1,722	12,123
Wright Express Corp.*	660	12,025
MAXIMUS, Inc.	300	11,958
Infinera Corp.*	1,572	11,633
Fair Isaac Corp.	817	11,495
Cymer, Inc.*	512	11,397
Tessera Technologies, Inc.*	823	11,004
Gartner, Inc. — Class A*	996	10,966
ACI Worldwide, Inc.*	583	10,931
EPIQ Systems, Inc.*	604	10,890
Take-Two Interactive Software, Inc.	1,302	10,872
Intermec, Inc.*	1,038	10,795
SRA International, Inc. — Class A*	715	10,511
Euronet Worldwide, Inc.*	799	10,435
Harmonic, Inc.*	1,585	10,303
Comtech Telecommunications Corp.*	412	10,205
Hittite Microwave Corp.*	325	10,140
Plantronics, Inc.	832	10,042
AsiaInfo Holdings, Inc.*	585	9,857
Cabot Microelectronics Corp.*	398	9,564
FEI Co.*	616	9,505
Tyler Technologies, Inc.*	638	9,334
Advent Software, Inc.*	280	9,327
Avocent Corp.*	761	9,239
Plexus Corp.*	665	9,190
Websense, Inc.*	758	9,096
ViaSat, Inc.*	434	9,036
Cognex Corp.	668	8,918
Electronics for Imaging, Inc.*	902	8,840
DealerTrack Holdings, Inc.*	671	8,790
Blackbaud, Inc.	755	8,766
Sycamore Networks, Inc.*	3,234	8,635
Lawson Software, Inc.*	2,004	8,517
SPSS, Inc.*	295	8,387

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CSG Systems International, Inc.*	585	$8,354
ATMI, Inc.*	541	8,348
Scansource, Inc.*	442	8,212
Cogent, Inc.*	688	8,187
Netlogic Microsystems, Inc.*	294	8,079
Rofin-Sinar Technologies, Inc.*	497	8,012
Mercadolibre, Inc.*	431	7,995
Commvault Systems, Inc.*	720	7,898
VeriFone Holdings, Inc.*	1,156	7,861
Starent Networks Corp.*	496	7,842
Power Integrations, Inc.	455	7,826
Zoran Corp.*	884	7,779
Acxiom Corp.	1,026	7,592
Wind River Systems, Inc.*	1,145	7,328
Ultimate Software Group, Inc.*	418	7,215
Manhattan Associates, Inc.*	416	7,205
Emulex Corp.*	1,428	7,183
Netgear, Inc.*	596	7,182
DTS, Inc. — Class A*	297	7,146
Standard Microsystems Corp.*	381	7,087
Data Domain, Inc.*	562	7,064
Black Box Corp.	297	7,012
Coherent, Inc.*	404	6,969
Neutral Tandem, Inc.*	280	6,891
MTS Systems Corp.	301	6,848
Mentor Graphics Corp.*	1,532	6,802
Monolithic Power Systems, Inc.*	437	6,774
Blue Coat Systems, Inc.*	558	6,702
Teletech Holdings, Inc.*	615	6,697
Sapient Corp.*	1,475	6,593
L-1 Identity Solutions, Inc.*	1,223	6,250
Checkpoint Systems, Inc.*	667	5,983
Triquint Semiconductor, Inc.*	2,420	5,977
RF Micro Devices, Inc.*	4,454	5,924
Cavium Networks, Inc.*	510	5,885
Park Electrochemical Corp.	337	5,823
United Online, Inc.	1,302	5,807
OmniVision Technologies, Inc.*	858	5,766
DG FastChannel, Inc.*	304	5,706
Rogers Corp.*	300	5,664
SYNNEX Corp.*	287	5,645
Sigma Designs, Inc.*	448	5,573
Art Technology Group, Inc.*	2,179	5,556
Bankrate, Inc.*	219	5,464
Micrel, Inc.	774	5,449
Forrester Research, Inc.*	264	5,428

		Market
	Shares	Value

Sonus Networks, Inc.*	3,447	$5,412
Applied Micro Circuits Corp.*	1,104	5,365
GSI Commerce, Inc.*	404	5,292
Diodes, Inc.*	492	5,220
TeleCommunication Systems, Inc. — Class A*	566	5,190
Taleo Corp.*	436	5,154
JDA Software Group, Inc.*	437	5,047
MicroStrategy, Inc. — Class A*	147	5,026
Amkor Technology, Inc.*	1,843	4,939
Ultratech, Inc.*	395	4,934
Brooks Automation, Inc.*	1,066	4,914
Adaptec, Inc.*	2,041	4,898
Constant Contact, Inc.*	340	4,757
Avid Technology, Inc.*	507	4,634
Syntel, Inc.	224	4,610
Netezza Corp.*	673	4,576
Universal Display Corp.*	492	4,512
Supertex, Inc.*	194	4,481
EMS Technologies, Inc.*	255	4,452
Pegasystems, Inc.	237	4,401
Actel Corp.*	431	4,362
Synchronoss Technologies, Inc.*	350	4,291
MSC.Software Corp.*	758	4,275
Loral Space & Communications, Inc.*	198	4,229
TTM Technologies, Inc.*	718	4,164
Advanced Energy Industries, Inc.*	549	4,134
Cirrus Logic, Inc.*	1,095	4,117
OSI Systems, Inc.*	269	4,105
S1 Corp.*	787	4,053
Littelfuse, Inc.*	368	4,044
SonicWALL, Inc.*	904	4,032
Echelon Corp.*	495	4,005
Exar Corp.*	634	3,956
SAVVIS, Inc.*	638	3,949
Knot, Inc.*	476	3,903
Imation Corp.	502	3,840
Epicor Software Corp.*	1,004	3,825
STEC, Inc.*	518	3,818
Faro Technologies, Inc.*	278	3,736
Ixia*	718	3,712
BigBand Networks, Inc.*	556	3,642
comScore, Inc.*	300	3,627
Volterra Semiconductor Corp.*	429	3,621
Brightpoint, Inc.*	843	3,608
Netscout Systems, Inc.*	503	3,601

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Vocus, Inc.*	270	$3,588
Veeco Instruments, Inc.*	537	3,582
RightNow Technologies, Inc.*	473	3,581
Daktronics, Inc.	545	3,570
NIC, Inc.	668	3,474
THQ, Inc.*	1,134	3,447
Cass Information Systems, Inc.	106	3,438
Digi International, Inc.*	444	3,405
RealNetworks, Inc.*	1,453	3,386
TNS, Inc.*	409	3,346
IXYS Corp.	412	3,321
Electro Rent Corp.	337	3,249
ShoreTel, Inc.*	731	3,151
Move, Inc.*	2,171	3,148
Actuate Corp.*	1,024	3,133
SuccessFactors, Inc.*	405	3,090
DemandTec, Inc.*	353	3,089
Switch & Data Facilities Co., Inc.*	349	3,061
Novatel Wireless, Inc.*	544	3,057
3PAR, Inc.*	458	3,009
InfoSpace, Inc.*	578	3,006
LoopNet, Inc.*	492	2,991
Seachange International, Inc.*	519	2,969
Silicon Image, Inc.*	1,236	2,966
NCI, Inc.*	114	2,964
Finisar Corp.*	6,672	2,936
Stratasys, Inc.*	354	2,928
Perficient, Inc.*	536	2,894
Ciber, Inc.*	1,025	2,798
Cohu, Inc.	386	2,779
Advanced Analogic Technologies*	771	2,776
Vignette Corp.*	415	2,772
Aruba Networks, Inc.*	882	2,769
Anaren, Inc.*	253	2,768
Sanmina-SCI Corp.*	8,984	2,740
Symmetricom, Inc.*	777	2,720
Kopin Corp.*	1,172	2,719
Heartland Payment Systems, Inc.	409	2,704
Electro Scientific Industries, Inc.*	456	2,700
Oplink Communications, Inc.*	350	2,695
Lattice Semiconductor Corp.*	1,952	2,694
Pericom Semiconductor Corp.*	368	2,690
Kulicke & Soffa Industries, Inc.*	1,026	2,688

		Market
	Shares	Value

Newport Corp.*	606	$2,679
Bel Fuse, Inc. — Class B	199	2,675
IPG Photonics Corp.*	317	2,669
Cogo Group, Inc.*	396	2,645
Smith Micro Software, Inc.*	505	2,641
Vasco Data Security International*	453	2,614
Ebix, Inc.*	105	2,609
Internet Capital Group, Inc.*	646	2,603
Global Cash Access Holdings, Inc.*	680	2,598
Compellent Technologies, Inc.*	239	2,593
Acme Packet, Inc.*	424	2,574
Comverge, Inc.*	368	2,558
Symyx Technologies, Inc.*	566	2,519
Ceva, Inc.*	341	2,482
Integral Systems, Inc.*	288	2,477
Multi-Fineline Electronix, Inc.*	146	2,459
Bottomline Technologies, Inc.*	371	2,441
Sourcefire, Inc.*	335	2,439
Insight Enterprises, Inc.*	787	2,408
Terremark Worldwide, Inc.*	894	2,405
Airvana, Inc.*	405	2,369
Sirf Technology Holdings, Inc.*	1,026	2,360
infoGROUP, Inc.*	562	2,338
DivX, Inc.*	463	2,329
Quantum Corp.*	3,465	2,322
Radisys Corp.*	383	2,321
Methode Electronics, Inc. — Class A	640	2,291
Internap Network Services Corp.*	847	2,278
Extreme Networks, Inc.*	1,485	2,257
OpenTV Corp.*	1,472	2,223
MIPS Technology, Inc.*	754	2,209
Rackspace Hosting*	292	2,187
Anadigics, Inc.*	1,056	2,186
Silicon Storage Technology, Inc.*	1,321	2,180
Maxwell Technologies, Inc.*	311	2,161
NVE Corp.*	75	2,161
Internet Brands, Inc. — Class A*	366	2,148
Rimage Corp.*	160	2,136
Mercury Computer Systems, Inc.*	384	2,124
Online Resources Corp.*	492	2,071
ExlService Holdings, Inc.*	240	2,069

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Radiant Systems, Inc.*	468	$2,064
Kenexa Corp. — Class A*	382	2,059
CTS Corp.	566	2,043
i2 Technologies, Inc.*	257	2,030
Interactive Intelligence, Inc.*	224	2,029
ModusLink Global Solutions, Inc.*	781	2,023
Rackable Systems, Inc.*	497	2,018
American Software, Inc. - Class A	382	2,013
Globecomm Systems, Inc.*	344	1,992
Super Micro Computer, Inc.*	404	1,988
Cray, Inc.*	559	1,957
Ness Technologies, Inc.*	658	1,941
Double-Take Software, Inc.*	287	1,940
Intevac, Inc.*	368	1,917
Opnet Technologies, Inc.*	221	1,916
Keynote Systems, Inc.*	234	1,856
China Security & Surveillance Technology, Inc.*	476	1,828
Liquidity Services, Inc.*	251	1,755
DSP Group, Inc.*	388	1,676
Microtune, Inc.*	915	1,665
Entegris, Inc.*	1,931	1,661
Harris Stratex Networks — Class A*	431	1,659
Gevity HR, Inc.	420	1,659
Limelight Networks, Inc.*	492	1,648
Techwell, Inc.*	261	1,647
Agilysys, Inc.	383	1,647
Entrust, Inc.*	1,042	1,573
Rudolph Technologies, Inc.*	515	1,560
Web.com Group, Inc.*	470	1,560
FalconStor Software, Inc.*	647	1,546
Chordiant Software, Inc.*	509	1,542
Trident Microsystems, Inc.*	1,028	1,501
ArcSight, Inc.*	117	1,494
SupportSoft, Inc.*	777	1,492
Callidus Software, Inc.*	507	1,470
Utstarcom, Inc.*	1,871	1,459
CPI International, Inc.*	155	1,457
Renaissance Learning, Inc.	160	1,435
Hackett Group, Inc.*	696	1,406
Hughes Communications, Inc.*	115	1,383
PC-Tel, Inc.	317	1,363
Immersion Corp.*	465	1,362
Marchex, Inc.	396	1,362
NetSuite, Inc.*	120	1,351
Powerwave Technologies, Inc.*	2,223	1,320

		Market
	Shares	Value

China Information Security Technology, Inc.*	385	$1,217
Zygo Corp., Inc.*	260	1,193
iGate Corp.	366	1,186
Rubicon Technology, Inc.*	222	1,179
Technitrol, Inc.	686	1,173
Unica Corp.*	239	1,154
Safeguard Scientifics, Inc.*	2,053	1,129
Digimarc Corp.*	113	1,098
Semitool, Inc.*	382	1,062
Hutchinson Technology, Inc.*	402	1,045
PLX Technology, Inc.*	478	1,037
PROS Holdings, Inc.*	222	1,032
Smart Modular Technologies WWH, Inc.*	745	1,028
Presstek, Inc.*	470	973
Measurement Specialties, Inc.*	237	969
Gerber Scientific, Inc.*	396	946
ICx Technologies, Inc.*	231	936
Monotype Imaging Holdings, Inc.*	250	935
Emcore Corp.*	1,235	926
Virtusa Corp.*	149	924
Isilon Systems, Inc.*	418	920
Deltek, Inc.*	207	896
PC Mall, Inc.*	192	872
Hypercom Corp.*	896	860
MRV Communications, Inc.*	2,663	826
Phoenix Technologies, Ltd.*	486	787
Orbcomm, Inc.*	526	773
Opnext, Inc.*	445	761
Dice Holdings, Inc.*	269	748
Bookham, Inc.*	1,702	732
Mattson Technology, Inc.*	834	701
Photronics, Inc.*	706	678
Axcelis Technologies, Inc.*	1,730	657
Parkervision, Inc.*	385	651
Guidance Software, Inc.*	156	636
TheStreet.com, Inc.	314	619
AuthenTec, Inc.*	417	617
LTX-Credence Corp.*	2,120	594
PC Connection, Inc.*	155	589
TechTarget, Inc.*	240	576
Magma Design Automation, Inc.*	736	552
QAD, Inc.	210	531
Sonic Solutions, Inc.*	366	439
Avanex Corp.*	232	406
Ultra Clean Holdings*	332	355
Spansion, Inc.*	2,164	281
Asyst Technologies, Inc.*	844	236

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Nextwave Wireless, Inc.*	824	$132
Elixir Gaming Technologies, Inc.*	1,135	125
Entropic Communications, Inc.*	164	121
HSW International, Inc.*	465	77

Total Information Technology		1,947,184

HEALTH CARE 6.2%
Myriad Genetics, Inc.*	1,490	67,750
Alexion Pharmaceuticals, Inc.*	1,377	51,858
OSI Pharmaceuticals, Inc.*	966	36,959
Immucor, Inc.*	1,182	29,727
Onyx Pharmaceuticals, Inc.*	936	26,723
Allscripts Healthcare Solutions, Inc.	2,468	25,396
United Therapeutics Corp.*	382	25,246
AMERIGROUP Corp.*	905	24,924
Magellan Health Services, Inc.*	676	24,633
Haemonetics Corp.*	430	23,684
Thoratec Corp.*	915	23,506
Owens & Minor, Inc.	703	23,290
Steris Corp.	994	23,140
Isis Pharmaceuticals, Inc.*	1,526	22,905
Masimo Corp.*	778	22,546
Bio—Rad Laboratories, Inc. — Class A*	323	21,286
CV Therapeutics, Inc.*	1,025	20,377
Alkermes, Inc.*	1,621	19,663
Auxilium Pharmaceuticals, Inc.*	698	19,349
Valeant Pharmaceuticals International*	1,077	19,160
NuVasive, Inc.*	601	18,859
West Pharmaceutical Services, Inc.	554	18,177
Cubist Pharmaceuticals, Inc.*	948	15,509
PSS World Medical, Inc.*	1,054	15,125
Chemed Corp.	383	14,899
Theravance, Inc.*	874	14,858
Psychiatric Solutions, Inc.*	938	14,755
Sequenom, Inc.*	1,033	14,689
Regeneron Pharmaceuticals, Inc.*	1,054	14,608
Dionex Corp.*	308	14,553
PDL BioPharma, Inc.	2,018	14,287
HMS Holdings Corp.*	423	13,917
American Medical Systems Holdings, Inc.*	1,229	13,703

		Market
	Shares	Value

Healthsouth Corp.*	1,493	$13,258
Centene Corp.*	731	13,173
Luminex Corp.*	701	12,702
Acorda Therapeutics, Inc.*	630	12,480
Amedisys, Inc.*	445	12,233
Meridian Bioscience, Inc.	675	12,231
Varian, Inc.*	503	11,941
Medicis Pharmaceutical Corp. — Class A	949	11,739
Volcano Corp.*	797	11,596
Alnylam Pharmaceuticals, Inc.*	598	11,386
Catalyst Health Solutions, Inc.*	559	11,079
Medarex, Inc.*	2,155	11,055
Seattle Genetics, Inc.*	1,103	10,876
AMAG Pharmaceuticals, Inc.*	288	10,590
Celera Corp.*	1,345	10,262
Martek Biosciences Corp.	556	10,147
InterMune, Inc.*	586	9,634
Medicines Co.*	878	9,518
Eclipsys Corp.*	924	9,369
Parexel International Corp.*	956	9,302
Phase Forward, Inc.*	715	9,145
XenoPort, Inc.*	460	8,906
Invacare Corp.	543	8,704
athenahealth, Inc.*	354	8,535
ev3, Inc.*	1,185	8,414
PharMerica Corp.*	505	8,403
Nektar Therapeutics*	1,555	8,381
Align Technology, Inc.*	1,054	8,358
AmSurg Corp.*	527	8,353
Exelixis, Inc.*	1,781	8,193
Wright Medical Group, Inc.*	625	8,144
Landauer, Inc.	159	8,058
Cougar Biotechnology, Inc.*	246	7,921
Medivation, Inc.*	431	7,874
Salix Pharmaceuticals Ltd.*	805	7,648
Greatbatch, Inc.*	393	7,605
Integra LifeSciences Holdings Corp.*	304	7,518
Analogic Corp.	234	7,493
Kindred Healthcare, Inc.*	472	7,056
Healthspring, Inc.*	838	7,014
Conmed Corp.*	483	6,960
Viropharma, Inc.*	1,325	6,956
Hanger Orthopedic Group, Inc.*	518	6,864
Dendreon Corp.*	1,581	6,640
Cepheid, Inc.*	958	6,610
Gentiva Health Services, Inc.*	432	6,566

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Geron Corp.*	1,462	$6,535
ICU Medical, Inc.*	201	6,456
Abaxis, Inc.*	366	6,310
Sun Healthcare Group, Inc.*	728	6,144
Res-Care, Inc.*	418	6,086
ImmunoGen, Inc.*	856	6,078
Conceptus, Inc.*	507	5,957
Genomic Health, Inc.*	239	5,827
Merit Medical Systems, Inc.*	470	5,739
LHC Group, Inc.*	253	5,637
Optimer Pharmaceuticals, Inc.*	427	5,632
Halozyme Therapeutics, Inc.*	1,026	5,602
Universal American Financial Corp.*	656	5,556
Allos Therapeutics, Inc.*	898	5,550
Par Pharmaceutical Companies, Inc.*	580	5,493
National Healthcare Corp.	136	5,460
Orthofix International NV*	294	5,445
Odyssey HealthCare, Inc.*	551	5,345
RehabCare Group, Inc.*	306	5,337
Computer Programs & Systems, Inc.	160	5,323
Cyberonics, Inc.*	399	5,295
Bruker BioSciences Corp.*	847	5,218
Neogen Corp.*	237	5,174
Ligand Pharmaceuticals, Inc. — Class B*	1,733	5,164
Healthways, Inc.*	588	5,157
Vivus, Inc.*	1,172	5,063
Zoll Medical Corp.*	349	5,012
SonoSite, Inc.*	280	5,006
Momenta Pharmaceuticals, Inc.*	448	4,932
Emergency Medical Services Corp. — Class A*	156	4,897
SurModics, Inc.*	264	4,818
MWI Veterinary Supply, Inc.*	165	4,699
Angiodynamics, Inc.*	414	4,653
Vnus Medical Technologies, Inc.*	218	4,637
Enzon Pharmaceuticals, Inc.*	761	4,619
inVentiv Health, Inc.*	562	4,586
Kendle International, Inc.*	218	4,569
Savient Pharmaceuticals, Inc.*	915	4,529
Cypress Bioscience, Inc.*	633	4,501
Quidel Corp.*	481	4,435
MedAssets, Inc.*	311	4,432
Molina Healthcare, Inc.*	225	4,280

		Market
	Shares	Value

Questcor Pharmaceuticals, Inc.*	846	$4,162
Sirona Dental Systems, Inc.*	290	4,153
Omnicell, Inc.*	530	4,145
Bio-Reference Labs, Inc.*	198	4,140
Natus Medical, Inc.*	468	3,983
Noven Pharmaceuticals, Inc.*	420	3,982
Genoptix, Inc.*	144	3,928
eResearch Technology, Inc.*	734	3,861
Affymetrix, Inc.*	1,174	3,839
Facet Biotech Corp.*	401	3,810
Albany Molecular Research, Inc.*	403	3,800
Rigel Pharmaceuticals, Inc.*	616	3,782
Arena Pharmaceuticals, Inc.*	1,252	3,769
Symmetry Medical, Inc.*	597	3,767
IRIS International, Inc.*	307	3,540
Osiris Therapeutics, Inc.*	246	3,395
Cross Country Healthcare, Inc.*	518	3,393
NPS Pharmaceuticals, Inc.*	797	3,347
Pharmasset, Inc.*	340	3,335
GTx, Inc.*	314	3,322
Nabi Biopharmaceuticals*	884	3,271
Cadence Pharmaceuticals, Inc.*	338	3,170
Emergent Biosolutions, Inc.*	230	3,107
Air Methods Corp.*	182	3,078
Durect Corp.*	1,375	3,066
Accuray, Inc.*	605	3,043
MannKind Corp.*	873	3,038
Incyte Corp.*	1,293	3,026
Orthovita, Inc.*	1,123	3,010
Somanetics Corp.*	198	3,006
Triple-S Management Corp. - Class B*	240	2,957
Progenics Pharmaceuticals, Inc.*	448	2,952
Alliance Imaging, Inc.*	431	2,931
Maxygen Inc.*	430	2,924
AMN Healthcare Services, Inc.*	572	2,917
Inspire Pharmaceuticals, Inc.*	711	2,887
Affymax, Inc.*	178	2,868
DexCom, Inc.*	692	2,865
Arqule, Inc.*	688	2,848
Vital Images, Inc.*	251	2,829
Abiomed, Inc.*	568	2,783
Synovis Life Technologies, Inc.*	198	2,740
Cantel Medical Corp.*	209	2,690
Pozen, Inc.*	436	2,668

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Corvel Corp.*	131	$2,649
Atrion Corp.	30	2,647
Sangamo Biosciences, Inc.*	618	2,614
RTI Biologics, Inc.*	909	2,591
Kensey Nash Corp.*	120	2,552
Repligen Corp.*	530	2,539
Assisted Living Concepts, Inc. — Class A*	185	2,509
Zymogenetics, Inc.*	627	2,502
Skilled Healthcare Group, Inc. — Class A*	301	2,471
CryoLife, Inc.*	473	2,450
Pain Therapeutics, Inc.*	583	2,449
Ardea Biosciences, Inc.*	236	2,428
Dyax Corp.*	942	2,364
Neurocrine Biosciences, Inc.*	649	2,304
Palomar Medical Technologies, Inc.*	311	2,258
Idera Pharmaceuticals, Inc.*	348	2,252
CardioNet, Inc.*	80	2,245
Ensign Group, Inc.	143	2,211
Emeritus Corp.*	334	2,191
Enzo Biochem, Inc.*	542	2,179
Metabolix, Inc.*	315	2,148
Array Biopharma, Inc.*	798	2,107
Almost Family, Inc.*	110	2,100
Stereotaxis, Inc.*	520	2,075
Clinical Data, Inc.*	192	2,074
Depomed, Inc.*	861	2,032
Orasure Technologies, Inc.*	787	1,991
Discovery Laboratories, Inc.*	1,631	1,990
Medical Action Industries, Inc.*	239	1,981
Medcath Corp.*	268	1,948
Human Genome Sciences, Inc.*	2,289	1,900
US Physical Therapy, Inc.*	195	1,888
TomoTherapy, Inc.*	685	1,815
IPC The Hospitalist Co., Inc.*	95	1,808
Accelrys, Inc.*	449	1,787
Obagi Medical Products, Inc.*	300	1,614
Celldex Therapeutics, Inc.*	246	1,601
Adolor Corp.*	778	1,587
Micrus Endovascular Corp.*	264	1,576
BioMimetic Therapeutics, Inc.*	215	1,527
Lexicon Genetics, Inc.*	1,364	1,487
Exactech, Inc.*	127	1,459
Providence Service Corp.*	206	1,417
Ariad Pharmaceuticals, Inc.*	1,165	1,386
Spectranetics Corp.*	540	1,366
I-Flow Corp.*	368	1,343

		Market
	Shares	Value

Idenix Pharmaceuticals, Inc.*	423	$1,303
TranS1, Inc.*	208	1,267
BMP Sunstone Corp.*	388	1,253
Insulet Corp.*	305	1,251
Javelin Pharmaceuticals, Inc.*	829	1,194
XOMA Ltd.*	2,242	1,188
Hansen Medical, Inc.*	288	1,158
Columbia Labs, Inc. Com*	787	1,133
NxStage Medical, Inc.*	439	1,133
Nanosphere, Inc.*	224	1,113
Cambrex Corp.*	485	1,106
Life Sciences Research, Inc.*	152	1,090
Immunomedics, Inc.*	1,097	1,053
Molecular Insight Pharmaceuticals, Inc.*	295	1,050
Cardiac Science Corp.*	334	1,005
Cytokinetics, Inc.*	586	996
Novavax, Inc.*	976	996
Nighthawk Radiology Holdings, Inc.*	366	988
Biodel, Inc.*	184	959
Chindex International, Inc.*	191	949
Cynosure, Inc.*	155	944
Capital Senior Living Corp.*	383	935
KV Pharmaceutical Co.*	564	931
Sucampo Pharmaceuticals, Inc. — Class A*	149	913
Acura Pharmaceuticals, Inc.*	140	899
Alexza Pharmaceuticals, Inc.*	397	877
Orexigen Therapeutics, Inc.*	335	874
Targacept, Inc.*	311	833
MiddleBrook Pharmaceuticals, Inc.*	611	831
Akorn, Inc.*	961	826
Caliper Life Sciences, Inc.*	807	799
Opko Health, Inc.*	806	790
Alphatec Holdings, Inc.*	422	747
Virtual Radiologic Corp.*	106	741
Caraco Pharm Labs, Inc.*	199	700
Amicus Therapeutics, Inc.*	76	694
Cytori Therapeutics, Inc.*	364	626
National Research Corp.	25	621
Synta Pharmaceuticals Corp.*	280	599
Five Star Quality Care, Inc.*	535	556
Acadia Pharmaceuticals, Inc.*	559	531
Sunrise Senior Living, Inc.*	757	515
BioForm Medical, Inc.*	368	449
RadNet, Inc.*	358	444
Cell Genesys, Inc.*	1,445	419
Vision-Sciences, Inc.*	280	358
Protalix BioTherapeutics, Inc.*	175	350

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Rexahn Pharmaceuticals, Inc.*	488	$342
MAP Pharmaceuticals, Inc.*	132	277
Marshall Edwards, Inc.*	354	142
Jazz Pharmaceuticals, Inc.*	126	112
PharmaNet Development Group, Inc.*	—	—

Total Health Care		1,680,538

INDUSTRIALS 5.9%
Watson Wyatt & Co., Holdings	718	35,448
Waste Connections, Inc.*	1,351	34,721
Wabtec Corp.	821	21,658
Clarcor, Inc.	854	21,512
Curtiss-Wright Corp.	763	21,402
Granite Construction, Inc.	562	21,064
Tetra Tech, Inc.*	991	20,197
EMCOR Group, Inc.*	1,148	19,711
TransDigm Group, Inc.*	558	18,325
ESCO Technologies, Inc.*	443	17,144
Regal-Beloit Corp.	536	16,423
Moog, Inc. — Class A*	718	16,421
Nordson Corp.	570	16,205
Kaydon Corp.	584	15,961
Teledyne Technologies, Inc.*	597	15,928
Clean Harbors, Inc.*	325	15,600
Acuity Brands, Inc.	690	15,553
Huron Consulting Group, Inc.*	352	14,935
Brady Corp. — Class A	847	14,933
Knight Transportation, Inc.	971	14,720
Heartland Express, Inc.	936	13,862
Briggs & Stratton Corp.	840	13,860
Mueller Industries, Inc.	625	13,556
Otter Tail Power Co.	600	13,230
Watsco, Inc.	385	13,102
GrafTech International Ltd.*	2,023	12,462
SkyWest, Inc.	988	12,291
American Superconductor Corp.*	708	12,255
Applied Industrial Technologies, Inc.	716	12,079
ABM Industries, Inc.	736	12,070
Rollins, Inc.	696	11,936
Orbital Sciences Corp.*	992	11,795
Resources Connection, Inc.*	772	11,642
Geo Group, Inc.*	856	11,342
Baldor Electric Co.	781	11,317
Simpson Manufacturing Co., Inc.	628	11,317

		Market
	Shares	Value

United Stationers, Inc.*	400	$11,232
Genesee & Wyoming, Inc. — Class A*	524	11,135
Woodward Governor Co.	988	11,046
Healthcare Services Group	731	10,943
Old Dominion Freight Line, Inc.*	465	10,923
Werner Enterprises, Inc.	720	10,886
Triumph Group, Inc.	284	10,849
JetBlue Airways Corp.*	2,930	10,694
Navigant Consulting, Inc.*	818	10,691
Hexcel Corp.*	1,623	10,663
Allegiant Travel Co.*	234	10,638
Alaska Air Group, Inc.*	605	10,630
HUB Group, Inc. — Class A*	620	10,540
Perini Corp.*	847	10,418
Mine Safety Appliances Co.	517	10,350
Esterline Technologies Corp.*	503	10,156
Herman Miller, Inc.	951	10,138
Beacon Roofing Supply, Inc.*	754	10,096
Energy Conversion Devices, Inc.*	757	10,045
Middleby Corp.*	309	10,021
Insituform Technologies, Inc. — Class A*	633	9,900
Belden CDT, Inc.	787	9,845
CoStar Group, Inc.*	325	9,831
Actuant Corp. — Class A	936	9,669
UAL Corp.*	2,131	9,547
Watts Industries, Inc. — Class A	488	9,545
MPS Group, Inc.*	1,585	9,431
Sykes Enterprises, Inc.*	559	9,296
AirTran Holdings, Inc.*	1,983	9,023
Heico Corp.	366	8,894
Mastec, Inc.*	731	8,838
Franklin Electric Co., Inc.	393	8,697
Barnes Group, Inc.	812	8,680
A.O. Smith Corp.	343	8,637
Deluxe Corp.	874	8,417
American Science & Engineering, Inc.	150	8,370
Ceradyne, Inc.*	452	8,195
Ameron International Corp.	154	8,110
AAR Corp.*	646	8,101
Astec Industries, Inc.*	306	8,026
Forward Air Corp.	485	7,872
HNI Corp.	748	7,779
Universal Forest Products, Inc.	283	7,531
Administaff, Inc.	356	7,522
Badger Meter, Inc.	252	7,280

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Arkansas Best Corp.	378	$7,190
Robbins & Myers, Inc.	472	7,160
Korn/Ferry International, Inc.*	777	7,040
II-Vi, Inc.*	409	7,027
Comfort Systems USA, Inc.	677	7,020
Griffon Corp.*	910	6,825
Tredegar Corp.	413	6,744
Mobile Mini, Inc.*	585	6,739
Encore Wire Corp.	311	6,665
Cubic Corp.	258	6,535
Mueller Water Products, Inc. - Class A	1,949	6,432
Mcgrath Rentcorp	404	6,367
Circor International, Inc.	280	6,306
Axsys Technologies, Inc.*	148	6,222
TrueBlue, Inc.*	746	6,154
GeoEye, Inc.*	300	5,925
Exponent, Inc.*	233	5,902
EnPro Industries, Inc.*	344	5,882
G & K Services, Inc. — Class A	305	5,768
Raven Industries, Inc.	273	5,673
School Specialty, Inc.*	321	5,646
RBC Bearings, Inc.*	368	5,623
DynCorp International, Inc. - Class A*	418	5,572
EnerSys*	456	5,527
Force Protection, Inc.*	1,151	5,525
AZZ, Inc.*	209	5,516
Apogee Enterprises, Inc.	492	5,402
Kaman Corp. — Class A	429	5,380
Amerco, Inc.*	160	5,365
CBIZ, Inc.*	762	5,311
Lindsay Manufacturing Co.	195	5,265
Evergreen Solar, Inc.*	2,430	5,176
Heidrick & Struggles International, Inc.	290	5,145
Layne Christensen Co.*	317	5,094
Genco Shipping & Trading Ltd.	412	5,084
Rush Enterprises, Inc. — Class A*	568	5,067
Knoll, Inc.	818	5,014
Viad Corp.	353	4,984
Taser International, Inc.*	1,056	4,942
US Airways Group, Inc.*	1,933	4,890
Marten Transport Ltd.*	260	4,857
EnergySolutions, Inc.	558	4,827
Quanex Building Products Corp.	625	4,750
Gorman-Rupp Co.	236	4,673

		Market
	Shares	Value

Orion Marine Group, Inc.*	355	$4,650
Interline Brands, Inc.*	547	4,611
Advisory Board Co.*	273	4,526
Albany International Corp. — Class A	496	4,489
Powell Industries, Inc.*	125	4,414
YRC Worldwide, Inc.*	966	4,337
LB Foster Co. — Class A*	173	4,296
Federal Signal Corp.	806	4,248
Northwest Pipe Co.*	149	4,242
AAON, Inc.	234	4,240
RSC Holdings, Inc.*	801	4,213
Applied Signal Technology, Inc.	207	4,188
Argon ST, Inc.*	220	4,173
ATC Technology Corp.*	359	4,021
American Ecology Corp.	284	3,959
Dycom Industries, Inc.*	676	3,914
Stanley, Inc.*	153	3,885
Republic Airways Holdings, Inc.*	590	3,823
Ennis Business Forms Inc.	430	3,810
Atlas Air Worldwide Holdings Co., Inc.*	219	3,800
Chart Industries, Inc.*	478	3,767
Aircastle Ltd.	787	3,660
Kforce, Inc.*	518	3,642
CRA International, Inc.*	191	3,606
Team, Inc.*	307	3,598
Kelly Services, Inc.	443	3,566
Ener1, Inc.*	689	3,562
Kimball International, Inc. — Class B	537	3,523
Aerovironment, Inc.*	165	3,448
Freightcar America, Inc.	195	3,418
GT Solar International, Inc.*	514	3,413
Eagle Bulk Shipping, Inc.	793	3,370
Sterling Construction Co., Inc.*	186	3,318
Fuel Tech, Inc.*	317	3,316
Cornell Companies, Inc.*	193	3,159
American Woodmark Corp.	178	3,126
Michael Baker Corp.*	120	3,120
Odyssey Marine Exploration, Inc.*	891	3,020
Blount International, Inc.*	643	2,971
Titan International, Inc.	584	2,938
Sun Hydraulics Corp.	198	2,893
Duff & Phelps Corp. — Class A*	178	2,803
Saia, Inc.*	232	2,772
FuelCell Energy, Inc.*	1,155	2,772

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Columbus McKinnon Corp. — Class A*	317	$2,764
Herley Industries, Inc.*	230	2,751
Hawaiian Holdings, Inc.*	730	2,723
Interface, Inc. — Class A	904	2,703
NACCO Industries, Inc. — Class A	99	2,691
Courier Corp.	176	2,670
Cascade Corp.	151	2,662
Pike Electric Corp.*	285	2,636
Cenveo, Inc.*	811	2,636
Tennant Co.	277	2,595
Ducommun, Inc.	178	2,588
ICF International, Inc.*	111	2,550
Colfax Corp.*	364	2,501
Kadant, Inc.*	217	2,500
Aceto Corp.	412	2,456
K-Tron International, Inc.*	40	2,427
First Advantage Corp. — Class A*	168	2,315
Standard Parking Corp.*	140	2,296
M&F Worldwide Corp.*	196	2,295
Houston Wire & Cable Co.	296	2,294
EnerNOC, Inc.*	156	2,268
Multi-Color Corp.	184	2,250
Innerworkings, Inc.*	526	2,246
American Reprographics Co.*	616	2,181
Consolidated Graphics, Inc.*	171	2,175
Gibraltar Industries, Inc.	453	2,138
Capstone Turbine Corp.*	2,938	2,115
Insteel Industries, Inc.	303	2,109
Celadon Group, Inc.*	370	2,053
Pacer International, Inc.	585	2,047
Met-Pro Corp.	250	2,037
Gencorp, Inc.*	961	2,037
CDI Corp.	209	2,031
Great Lakes Dredge & Dock Corp. Co.	673	2,026
Trex Co., Inc.*	260	1,984
Ladish Co., Inc.*	268	1,946
3D Systems Corp.*	295	1,944
Valence Technology, Inc.*	911	1,940
Dynamex, Inc.*	148	1,936
Furmanite Corp.*	622	1,934
Standex International Corp.	209	1,923
China Fire & Security Group, Inc.*	244	1,918
Dynamic Materials Corp.	208	1,905
Energy Recovery, Inc.*	250	1,900
American Commercial Lines, Inc.*	598	1,896

		Market
	Shares	Value

International Shipholding Corp.	96	$1,888
Preformed Line Products Co.	50	1,882
Patriot Transportation Holding, Inc.*	30	1,870
TAL International Group, Inc.	254	1,859
Spherion Corp.*	866	1,801
H&E Equipment Services, Inc.*	275	1,801
Ampco-Pittsburgh Corp.	135	1,790
PMFG, Inc.*	222	1,749
VSE Corp.	65	1,735
Altra Holdings, Inc.*	445	1,727
LaBarge, Inc.*	206	1,724
Plug Power, Inc.*	1,955	1,701
Waste Services, Inc.*	396	1,695
LSI Industries, Inc.	324	1,675
On Assignment, Inc.*	598	1,621
Ultralife Batteries, Inc.*	209	1,616
Vicor Corp.	328	1,604
Advanced Battery Technologies, Inc.*	736	1,575
Horizon Lines, Inc. — Class A	514	1,557
Schawk, Inc.	250	1,510
Graham Corp.	168	1,507
Microvision, Inc.*	1,151	1,485
Bowne & Co., Inc.	459	1,473
Universal Truckload Services, Inc.	101	1,448
Volt Information Sciences, Inc.*	200	1,330
TBS International Ltd. — Class A*	178	1,308
Tecumseh Products Co. — Class A*	275	1,243
American Railcar Industries, Inc.	161	1,228
Hill International, Inc.*	400	1,216
DXP Enterprises, Inc.*	115	1,188
Hurco Companies, Inc.*	110	1,169
Integrated Electrical Services, Inc.*	126	1,149
Standard Register Co.	250	1,145
Fushi Copperweld, Inc.*	237	1,138
Textainer Group Holdings Ltd.	164	1,107
Power-One, Inc.*	1,255	1,104
Alamo Group, Inc.	103	1,098
LECG Corp.*	427	1,085
Flanders Corp.*	268	1,083
Polypore International, Inc.*	269	1,081

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Titan Machinery, Inc.*	120	$1,079
LMI Aerospace, Inc.*	146	1,057
Ultrapetrol Bahamas Ltd.*	388	1,048
Flow International Corp.*	638	1,034
Greenbrier Companies, Inc.	282	1,032
Twin Disc, Inc.	148	1,024
PowerSecure International, Inc.*	290	992
China BAK Battery, Inc.*	553	946
ACCO Brands Corp.*	916	898
Lawson Products, Inc.	70	852
Lydall, Inc.*	284	843
ICT Group, Inc.*	150	835
Harbin Electric, Inc.*	130	799
Beacon Power Corp.*	1,641	771
NCI Building Systems, Inc.*	333	739
Omega Flex, Inc.	45	725
PRG-Schultz International, Inc.*	251	713
Key Technology, Inc.*	80	704
Metalico, Inc.*	405	688
Casella Waste Systems, Inc. — Class A*	376	643
Wabash National Corp.	518	637
COMSYS IT Partners, Inc.*	254	561
Orion Energy Systems, Inc.*	127	560
Builders FirstSource, Inc.*	268	541
Ascent Solar Technologies, Inc.*	130	528
United Capital Corp.*	30	518
Thermadyne Holdings Corp.*	232	492
Sauer, Inc.	194	473
Hudson Highland Group, Inc.*	417	463
Park-Ohio Holdings Corp.*	140	456
Trimas Corp.*	251	439
Dollar Thrifty Automotive Group, Inc.*	368	427
Amrep Corp. PLC*	25	393
Akeena Solar, Inc.*	349	391
CAI International, Inc.*	123	348
NN, Inc.	267	336
Protection One, Inc.*	100	319
China Architectural Engineering, Inc.*	324	318
Coleman Cable, Inc.*	130	277
Xerium Technologies, Inc.*	352	236
Medis Technologies Ltd.*	534	235

		Market
	Shares	Value

Commercial Vehicle Group, Inc.*	355	$195

Total Industrials		1,619,460

CONSUMER DISCRETIONARY 4.8%
Wendy’s/Arby’s Group, Inc. — Class A	6,695	33,676
Aeropostale, Inc.*	1,133	30,092
Netflix, Inc.*	676	29,014
Corinthian Colleges, Inc.*	1,435	27,911
Jack in the Box, Inc.*	988	23,011
Marvel Entertainment, Inc.*	834	22,143
Rent-A-Center, Inc.*	1,134	21,966
Aaron Rents, Inc.	771	20,555
Tractor Supply Co.*	556	20,049
Warnaco Group, Inc.*	772	18,528
Carter’s, Inc.*	956	17,982
Tupperware Brands Corp.	1,054	17,907
Bally Technologies, Inc.*	915	16,854
Chico’s FAS, Inc.*	2,976	15,981
WMS Industries, Inc.*	736	15,390
Interactive Data Corp.	618	15,363
Coinstar, Inc.*	465	15,233
Matthews International Corp. — Class A	525	15,125
Men’s Wearhouse, Inc.	869	13,157
Wolverine World Wide, Inc.	844	13,150
Capella Education Co.*	238	12,614
Buckle, Inc.	391	12,485
Fossil, Inc.*	772	12,120
Polaris Industries, Inc.	559	11,985
Ryland Group, Inc.	715	11,912
Deckers Outdoor Corp.*	219	11,616
Bob Evans Farms, Inc.	517	11,591
Cheesecake Factory, Inc.*	1,012	11,587
Buffalo Wild Wings, Inc.*	296	10,828
Pool Corp.	807	10,814
Collective Brands, Inc.*	1,084	10,558
Regis Corp.	728	10,520
Cracker Barrel Old Country Store, Inc.	367	10,511
Gymboree Corp.*	480	10,248
Sotheby’s Holdings, Inc. — Class A	1,136	10,224
Vail Resorts, Inc.*	496	10,133
Sonic Corp.*	1,008	10,100
Timberland Co. — Class A*	805	9,612
P.F. Chang’s China Bistro, Inc.*	412	9,427
J Crew Group, Inc.*	715	9,424
National CineMedia, Inc.	708	9,331

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Dress Barn, Inc.*	757	$9,304
Under Armour, Inc.*	559	9,184
Tempur-Pedic International, Inc.	1,255	9,161
Hibbett Sports Inc.*	475	9,129
Sally Beauty Holdings, Inc.*	1,585	9,003
CEC Entertainment, Inc.*	341	8,825
Jos. A. Bank Clothiers, Inc.*	314	8,732
Iconix Brand Group, Inc.*	972	8,602
Cato Corp. — Class A	465	8,500
Children’s Place Retail Stores, Inc.*	385	8,428
Papa John’s International, Inc.*	368	8,416
HOT Topic, Inc.*	736	8,236
American Public Education, Inc.*	191	8,033
Callaway Golf Co.	1,118	8,027
Texas Roadhouse Co., Inc.*	832	7,929
Monro Muffler Brake, Inc.	284	7,762
Fred’s, Inc.	678	7,648
CKE Restaurants, Inc.	893	7,501
Life Time Fitness, Inc.*	590	7,410
Nutri/System, Inc.	515	7,349
99 Cents Only Stores*	788	7,281
Pinnacle Entertainment, Inc.*	1,006	7,082
Jo-Ann Stores, Inc.*	429	7,010
Helen of Troy Ltd.*	507	6,971
Arbitron, Inc.	462	6,935
Blue Nile, Inc.*	227	6,844
Stage Stores, Inc.	653	6,582
Unifirst Corp.	236	6,570
Steiner Leisure Ltd.*	268	6,542
PetMed Express, Inc.*	396	6,526
Scholastic Corp.	413	6,224
Columbia Sportswear Co.	206	6,164
Cabela’s, Inc. — Class A*	658	5,994
Meritage Homes Corp.*	524	5,984
Genesco, Inc.*	317	5,969
Jakks Pacific, Inc.*	463	5,718
Gaylord Entertainment Co.*	686	5,714
Steven Madden, Ltd.*	295	5,540
Group 1 Automotive, Inc.	393	5,490
Dillard’s, Inc. — Class A	956	5,449
Ameristar Casinos, Inc.	430	5,409
Citi Trends, Inc.*	236	5,402
The Wet Seal, Inc. — Class A*	1,561	5,245
Brunswick Corp.	1,483	5,116
National Presto Industries, Inc.	80	4,881
Churchill Downs, Inc.	160	4,810

		Market
	Shares	Value

Finish Line, Inc. — Class A	717	$4,747
Peet’s Coffee & Tea, Inc.*	218	4,713
Ethan Allen Interiors, Inc.	418	4,707
Cinemark Holdings, Inc.	498	4,676
Superior Industries International, Inc.	394	4,669
California Pizza Kitchen, Inc.*	356	4,656
Stewart Enterprises, Inc. — Class A	1,407	4,559
Red Robin Gourmet Burgers, Inc.*	257	4,531
Universal Technical Institute, Inc.*	362	4,344
Bebe Stores, Inc.	650	4,335
Domino’s Pizza, Inc.*	658	4,310
Universal Electronics, Inc.*	238	4,308
World Wrestling Entertainment, Inc.	359	4,143
Cooper Tire & Rubber Co.	996	4,024
BJ’s Restaurants, Inc.*	287	3,992
Pre-Paid Legal Services, Inc.*	136	3,948
American Greetings Corp. — Class A	772	3,906
Exide Technologies*	1,265	3,795
Smith & Wesson Holding Corp.*	628	3,781
K-Swiss, Inc. — Class A	439	3,749
Skechers U.S.A., Inc. — Class A*	561	3,742
Steak n Shake Co.*	493	3,732
CKX, Inc.*	893	3,661
Raser Technologies, Inc.*	869	3,641
Maidenform Brands, Inc.*	378	3,462
Live Nation, Inc.*	1,275	3,404
DineEquity, Inc.	287	3,404
True Religion Apparel, Inc.*	288	3,401
Dolan Media Co.*	432	3,400
Harte-Hanks, Inc.	624	3,338
Zumiez, Inc.*	333	3,230
Haverty Furniture Companies., Inc.	300	3,159
Shutterfly, Inc.*	334	3,130
PEP Boys-Manny Moe & Jack	706	3,113
Weyco Group, Inc.	119	3,084
Grand Canyon Education, Inc.*	176	3,038
Volcom, Inc.*	309	2,997
hhgregg, Inc.*	209	2,957
Marcus Corp.	343	2,915
Core-Mark Holding Co., Inc.*	160	2,915

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Drew Industries, Inc.*	334	$2,899
Charlotte Russe Holding, Inc.*	347	2,828
Lululemon Athletica, Inc.*	325	2,814
Quiksilver, Inc.*	2,129	2,725
FGX International Holdings Ltd.*	234	2,719
Speedway Motorsports, Inc.	230	2,719
Charming Shoppes, Inc.*	1,924	2,694
Brown Shoe Co., Inc.	718	2,693
Denny’s Corp.*	1,609	2,687
Mediacom Communications Corp.*	666	2,684
Fuel Systems Solutions, Inc.*	198	2,669
Winnebago Industries, Inc.	492	2,613
Cavco Industries, Inc.*	110	2,596
Ambassadors Group, Inc.	315	2,558
Ruby Tuesday, Inc.*	874	2,552
Shuffle Master, Inc.*	886	2,543
Blyth, Inc.	95	2,482
Jackson Hewitt Tax Service, Inc.	475	2,480
Christopher & Banks Corp.	604	2,470
Systemax, Inc.*	191	2,468
Overstock.com, Inc.*	264	2,416
Coldwater Creek, Inc.*	958	2,405
Conn’s, Inc.*	170	2,387
RCN Corp.*	637	2,357
Asbury Automotive Group, Inc.	537	2,314
America’s Car Mart, Inc.*	170	2,310
Skyline Corp.	121	2,300
iRobot Corp.*	302	2,295
Ulta Salon Cosmetics & Fragrance, Inc.*	336	2,224
Stamps.com, Inc.*	227	2,202
Spartan Motors, Inc.	547	2,199
DSW, Inc.*	234	2,174
Blockbuster, Inc. — Class A*	2,985	2,149
Big 5 Sporting Goods Corp.	365	2,143
Cherokee, Inc.	132	2,059
Lumber Liquidators, Inc.*	160	2,040
CSS Industries, Inc.	120	2,040
Movado Group, Inc.	269	2,028
Knology, Inc.*	475	1,957
AFC Enterprises, Inc.*	427	1,926
Pacific Sunwear of California, Inc.*	1,113	1,848
Midas, Inc.*	230	1,822
Dorman Products, Inc.*	190	1,773
Luby’s, Inc.*	355	1,743
M/I Homes, Inc.	244	1,706

		Market
	Shares	Value

Build-A-Bear Workshop, Inc.*	277	$1,681
CROCS, Inc.*	1,405	1,672
Outdoor Channel Holdings, Inc.*	245	1,671
American Apparel, Inc.*	570	1,664
drugstore.com, Inc.*	1,405	1,644
Cox Radio Inc. — Class A*	398	1,632
Shoe Carnival, Inc.*	150	1,553
K12 Inc.*	111	1,543
RC2 Corp.*	290	1,528
Krispy Kreme Doughnuts, Inc.*	954	1,526
Standard-Pacific Corp.*	1,702	1,498
Oxford Industries, Inc.	240	1,481
Talbots, Inc.	412	1,446
Isle of Capri Casinos, Inc.*	271	1,434
Steinway Musical Instruments*	117	1,400
New York & Co., Inc.*	393	1,395
Hooker Furniture Corp.	164	1,384
Amerigon, Inc.*	373	1,380
Modine Manufacturing Co.	548	1,370
Rex Stores Corp.*	126	1,351
Morgans Hotel Group Co.*	418	1,300
Tenneco Automotive, Inc.*	787	1,283
Valassis Communications, Inc.*	814	1,278
Stein Mart, Inc.*	431	1,246
Learning Tree International, Inc.*	147	1,245
G-III Apparel Group Ltd.*	220	1,214
Hovnanian Enterprises, Inc. — Class A*	777	1,212
Lincoln Educational Services Corp.*	65	1,191
Sealy Corp.*	751	1,119
Quantum Fuel Systems
Technologies Worldwide, Inc.*	1,397	1,118
La-Z-Boy, Inc.	867	1,084
Great Wolf Resorts, Inc.*	463	1,079
Martha Stewart Omnimedia, Inc.*	432	1,076
Fisher Communications, Inc.	110	1,074
Primedia, Inc.	430	1,062
Zale Corp.*	542	1,057
Global Sources Ltd.*	271	1,053
American Axle & Manufacturing Holdings, Inc.	778	1,027
Landry’s Restaurants, Inc.*	196	1,023

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Furniture Brands International, Inc.	695	$1,022
Audiovox Corp. — Class A*	292	1,002
Princeton Review, Inc.*	228	992
ArvinMeritor, Inc.	1,252	989
Gaiam, Inc.*	300	984
Monarch Casino & Resort, Inc.*	188	970
O’Charleys, Inc.	314	945
Kenneth Cole Productions, Inc. — Class A	146	933
Belo Corp. — Class A	1,513	923
1-800-FLOWERS.com, Inc.*	440	911
Town Sports International Holdings, Inc.*	300	897
Wonder Auto Technology, Inc.*	250	895
Tween Brands, Inc.*	418	895
Pier 1 Imports, Inc.*	1,509	845
Sinclair Broadcast Group, Inc. — Class A	817	842
Lear Corp.*	1,084	813
Orbitz Worldwide, Inc.*	618	797
Leapfrog Enterprises, Inc.*	564	778
Dana Holding Corp.*	1,672	769
Media General, Inc.	394	756
Fuqi International, Inc.*	160	752
Retail Ventures, Inc.*	485	737
Dover Downs Gaming & Entertainment, Inc.	240	737
Marine Products Corp.	171	725
Perry Ellis International, Inc.*	206	713
Playboy Enterprises, Inc. — Class B*	358	705
Sonic Automotive, Inc.	436	698
Beazer Homes USA, Inc.*	658	665
Tuesday Morning Corp.*	510	648
Borders Group, Inc.*	1,024	645
Syms Corp.*	105	643
Champion Enterprises, Inc.*	1,311	629
Global Traffic Network, Inc.*	202	612
Lodgian, Inc.*	270	567
Brookfield Homes Corp.	162	559
Cache, Inc.*	192	553
Rick’s Cabaret International, Inc.*	121	549
Marinemax, Inc.*	277	543
Stoneridge, Inc.*	251	530
Journal Communications, Inc. — Class A	706	530
Lin TV Corp. — Class A*	448	502
Unifi, Inc.*	758	485

		Market
	Shares	Value

Dover Motorsports, Inc.	257	$475
Entercom Communications Corp.	430	473
McClatchy Co. — Class A	958	469
Cumulus Media, Inc. — Class A*	448	452
Value Line, Inc.	15	410
Einstein Noah Restaurant Group, Inc.*	70	408
Ruth’s Chris Steak House*	335	405
Bidz.com, Inc.*	100	402
Bluegreen Corp.*	216	376
Crown Media Holdings, Inc. — Class A*	183	373
Palm Harbor Homes, Inc.*	166	370
Russ Berrie & Co., Inc.*	280	370
RHI Entertainment*	230	350
AH Belo Corp. — Class A	350	343
Six Flags, Inc.*	1,231	332
Hayes Lemmerz International, Inc.*	1,713	317
Casual Male Retail Group, Inc.*	628	308
Nautilus, Inc.*	393	248
Entravision Communications Corp. — Class A*	946	246
Libbey, Inc.	253	233
Gray Television, Inc.	716	229
Lee Enterprises, Inc.	759	213
Riviera Holdings Corp.*	170	173
Charter Communications, Inc. — Class A*	6,900	144
Aristotle Corp.*	20	69

Total Consumer Discretionary		1,304,551

UTILITIES 1.8%
ITC Holdings Corp.	838	36,553
Piedmont Natural Gas Co.	1,235	31,974
Westar Energy, Inc.	1,773	31,081
WGL Holdings, Inc.	838	27,486
Nicor, Inc.	757	25,155
New Jersey Resources Corp.	714	24,262
Cleco Corp.	1,024	22,211
Northwest Natural Gas Co.	446	19,365
Portland General Electric Co.	1,056	18,575
IDACORP, Inc.	756	17,660
South Jersey Industries, Inc.	501	17,535
Unisource Energy Corp.	579	16,322
Southwest Gas Corp.	729	15,360
Laclede Group, Inc.	365	14,228

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

California Water Service Group	329	$13,772
NorthWestern Corp.	608	13,060
CH Energy Group, Inc.	267	12,522
Allete, Inc.	468	12,491
Avista Corp.	897	12,361
PNM Resources, Inc.	1,462	12,076
Mge Energy, Inc.	373	11,701
Black Hills Corp.	648	11,593
El Paso Electric Co.*	764	10,765
American States Water Co.	290	10,533
UIL Holding Corp.	426	9,508
Ormat Technologies, Inc.	304	8,348
Empire District Electric Co.	568	8,202
SJW Corp.	220	5,595
Chesapeake Utilities Corp.	121	3,688
Central Vermont Public Service Corp.	198	3,425
Middlesex Water Co.	224	3,226
Connecticut Water Service, Inc.	140	2,839
Consolidated Water Co., Inc.	253	2,745
Southwest Water Co.	409	1,759
Cadiz, Inc.*	200	1,596
US Geothermal, Inc.*	1,054	748
Synthesis Energy Systems, Inc.*	429	283

Total Utilities		490,603

ENERGY 1.6%
EXCO Resources, Inc.*	2,520	25,200
Concho Resources, Inc.*	935	23,927
Comstock Resources, Inc.*	768	22,886
Nordic American Tanker Shipping	635	18,605
Arena Resources, Inc.*	643	16,384
Dril-Quip, Inc.*	517	15,872
World Fuel Services Corp.	493	15,594
Bill Barrett Corp.*	622	13,833
CARBO Ceramics, Inc.	348	9,897
Gran Tierra Energy, Inc.*	3,740	9,387
Lufkin Industries, Inc.	245	9,281
GulfMark Offshore, Inc.*	382	9,115
USEC, Inc.*	1,881	9,029
Bristow Group, Inc.*	412	8,829
Contango Oil & Gas Co.*	220	8,624
Berry Petroleum Co. — Class A	718	7,869
Penn Virginia Corp.	701	7,697
Goodrich Petroleum Corp.*	382	7,396
Natco Group, Inc.*	343	6,493

		Market
	Shares	Value

Willbros Group, Inc.*	656	$6,363
Western Refining, Inc.	502	5,994
Hornbeck Offshore Services, Inc.*	393	5,989
General Maritime Corp.	818	5,726
James River Coal Co.*	455	5,615
Vaalco Energy, Inc.*	995	5,264
Cal Dive International, Inc.*	748	5,064
Atlas America, Inc.	576	5,040
McMoRan Exploration Co.*	1,011	4,752
Ship Finance International Ltd.	706	4,631
Basic Energy Services, Inc.*	701	4,535
Rosetta Resources, Inc.*	874	4,326
Knightsbridge Tankers Ltd.	294	4,278
Carrizo Oil & Gas, Inc.*	456	4,049
Newpark Resources, Inc.*	1,516	3,835
Swift Energy Co.*	515	3,760
BPZ Resources, Inc.*	1,006	3,722
Matrix Service Co.*	443	3,641
Parker Drilling Co.*	1,907	3,509
Cheniere Energy, Inc.*	817	3,480
International Coal Group, Inc.*	2,151	3,463
RPC, Inc.	485	3,216
Petroleum Development Corp.*	252	2,976
Evergreen Energy, Inc.*	2,093	2,913
Pioneer Drilling Co.*	841	2,758
Clayton Williams Energy, Inc.*	90	2,632
Clean Energy Fuels Corp.*	422	2,570
DHT Maritime, Inc.	658	2,527
Complete Production Services, Inc.*	811	2,498
ATP Oil & Gas Corp.*	473	2,426
T-3 Energy Services, Inc. — Class A*	205	2,415
Alon USA Energy, Inc.	175	2,398
ION Geophysical Corp.*	1,507	2,351
Bronco Drilling Co., Inc.*	442	2,325
PHI, Inc.*	232	2,315
Oilsands Quest, Inc.*	3,136	2,258
Delek US Holdings, Inc.	215	2,227
Teekay Tankers Ltd.	230	2,187
CVR Energy, Inc.*	385	2,133
ENGlobal Corp.*	456	2,070
Panhandle Oil and Gas, Inc. - Class A	120	2,054
Golar LNG Ltd.	598	2,051
Harvest Natural Resources, Inc.*	564	1,912

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

FX Energy, Inc.*	683	$1,899
GMX Resources, Inc.*	280	1,820
Stone Energy Corp.*	538	1,792
Natural Gas Services Group, Inc.*	198	1,782
Petroquest Energy, Inc.*	728	1,747
Dawson Geophysical Co.*	126	1,701
Endeavour International Corp.*	1,921	1,671
Gulf Island Fabrication, Inc.	206	1,650
Rentech, Inc.*	2,801	1,541
Brigham Exploration Co.*	776	1,474
Superior Well Services, Inc.*	284	1,457
Northern Oil And Gas, Inc.*	358	1,289
Delta Petroleum Corp.*	1,048	1,258
Venoco, Inc.*	343	1,125
Crosstex Energy, Inc.	683	1,120
Westmoreland Coal Co.*	155	1,111
Bolt Technology Corp.*	150	1,067
Sulphco, Inc.*	983	1,052
Gulfport Energy Corp.*	436	1,012
PrimeEnergy Corp.*	20	998
Warren Resources, Inc.*	988	948
Union Drilling, Inc.*	239	908
Approach Resources, Inc.*	146	905
Allis-Chalmers Energy, Inc.*	465	897
Parallel Petroleum Corp.*	696	891
OYO Geospace Corp.*	68	888
Rex Energy Corp.*	280	804
Energy XXI Bermuda Ltd.	2,029	761
Abraxas Petroleum Corp.*	706	727
Double Eagle Petroleum Co.*	140	724
Toreador Resources Corp.	285	715
Georesources, Inc.*	102	685
APCO Argentina, Inc.	60	661
Mitcham Industries, Inc.*	170	648
National Coal Corp.*	470	639
Gasco Energy, Inc.*	1,583	617
RAM Energy Resources, Inc.*	792	578
American Oil & Gas, Inc.*	618	476
GeoGlobal Resources, Inc.*	641	462
Houston American Energy Corp.	246	458
Tri-Valley Corp.*	383	437
Trico Marine Services, Inc.*	206	433
BMB Munai, Inc.*	684	397
Uranium Resources, Inc.*	827	389
Callon Petroleum Co.*	354	386
Cano Petroleum, Inc.*	795	342
Meridian Resource Corp.*	1,314	276
Geokinetics, Inc.*	81	265

		Market
	Shares	Value

Pacific Ethanol, Inc.*	751	$248
TXCO Resources, Inc.*	588	242
GeoMet, Inc.*	307	178
GreenHunter Energy, Inc.*	80	152
Quest Resource Corp.*	472	148

Total Energy		443,017

CONSUMER STAPLES 1.6%
Ralcorp Holdings, Inc.*	946	50,970
Flowers Foods, Inc.	1,311	30,782
Casey’s General Stores, Inc.	855	22,794
Chattem, Inc.*	287	16,086
Ruddick Corp.	708	15,895
TreeHouse Foods, Inc.*	525	15,115
Lancaster Colony Corp.	344	14,269
Green Mountain Coffee Roasters, Inc.*	288	13,824
United Natural Foods, Inc.*	721	13,677
Universal Corp.	432	12,925
Sanderson Farms, Inc.	336	12,617
Fresh Del Monte Produce, Inc.*	714	11,724
Hain Celestial Group, Inc.*	686	9,769
Lance, Inc.	456	9,494
Tootsie Roll Industries, Inc.	406	8,811
Nu Skin Enterprises, Inc.	838	8,791
Winn-Dixie Stores, Inc.*	905	8,652
J&J Snack Foods Corp.	240	8,302
Central Garden and Pet Co. - Class A*	1,087	8,174
Diamond Foods, Inc.	271	7,569
Vector Group Ltd.	559	7,261
WD-40 Co.	281	6,783
Pantry, Inc.*	375	6,604
Smart Balance, Inc.*	1,055	6,372
Nash Finch Co.	222	6,236
Weis Markets, Inc.	191	5,929
Alliance One International, Inc.*	1,502	5,768
Spartan Stores, Inc.	366	5,640
Darling International, Inc.*	1,383	5,131
Cal-Maine Foods, Inc.	222	4,971
Chiquita Brands International, Inc.*	731	4,847
Star Scientific, Inc.*	1,109	4,747
Andersons, Inc.	307	4,341
Pricesmart, Inc.	237	4,268
American Oriental Bioengineering, Inc.*	1,036	3,999
Coca-Cola Bottling Co. Consolidated	73	3,800

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Village Super Market	110	$3,429
Great Atlantic & Pacific Tea Co.*	604	3,207
Ingles Markets, Inc. — Class A	209	3,120
Prestige Brands Holdings, Inc. — Class A*	568	2,942
Boston Beer Co., Inc. — Class A*	140	2,920
Zhongpin, Inc.*	307	2,726
USANA Health Sciences, Inc.*	110	2,460
Elizabeth Arden, Inc.*	409	2,384
Arden Group, Inc.	19	2,220
Calavo Growers, Inc.	182	2,188
Griffin Land & Nurseries, Inc.	60	2,100
American Dairy, Inc.*	115	1,945
Farmer Brothers Co.	106	1,887
B&G Foods, Inc.	337	1,752
Susser Holdings Corp.*	127	1,707
National Beverage Corp.*	184	1,687
Synutra International, Inc.*	182	1,494
China Sky One Medical, Inc.*	126	1,449
Imperial Sugar Co., Inc.	201	1,445
Alico, Inc.	60	1,440
Inter Parfums, Inc.	244	1,423
Mannatech, Inc.	265	882
Omega Protein Corp.*	307	810
HQ Sustainable Maritime Industries, Inc.*	105	803
AgFeed Industries, Inc.*	337	762
Schiff Nutrition International, Inc.*	161	725
Lifeway Foods, Inc.*	75	600
Reddy Ice Holdings, Inc.	297	437

Total Consumer Staples		437,881

MATERIALS 1.4%
Compass Minerals International, Inc.	547	30,834
Royal Gold, Inc.	491	22,959
Silgan Holdings, Inc.	426	22,382
Sensient Technologies Corp.	807	18,964
Olin Corp.	1,259	17,966
Rock-Tenn Co. — Class A	636	17,204
Calgon Carbon Corp.*	905	12,824
H.B. Fuller Co.	824	10,712
NewMarket Corp.	230	10,189
Minerals Technologies, Inc.	317	10,160
OM Group, Inc.*	515	9,950
Texas Industries, Inc.	391	9,775

		Market
	Shares	Value

Worthington Industries, Inc.	1,086	$9,459
Coeur d’Alene Mines Corp.*	9,312	8,753
Arch Chemicals, Inc.	420	7,963
Balchem Corp.	314	7,891
W.R. Grace & Co.*	1,215	7,679
Deltic Timber Corp.	178	7,015
Amcol International Corp.	438	6,500
Kaiser Aluminum Corp.	270	6,242
A. Schulman, Inc.	456	6,179
Hecla Mining Co.*	2,873	5,746
Rockwood Holdings, Inc.*	701	5,566
Koppers Holdings, Inc.	352	5,111
Glatfelter	763	4,761
Schweitzer-Mauduit International, Inc.	257	4,744
Westlake Chemical Corp.	322	4,711
Brush Engineered Materials, Inc.*	337	4,674
RTI International Metals, Inc.*	385	4,504
Allied Nevada Gold Corp.*	757	4,428
American Vanguard Corp.	320	4,128
Wausau Paper Corp.	751	3,950
Louisiana-Pacific Corp.	1,751	3,905
PolyOne Corp.*	1,580	3,650
Zep, Inc.	351	3,591
Haynes International, Inc.*	201	3,582
Horsehead Holding Corp.*	590	3,245
Zoltek Companies, Inc.*	472	3,214
Stepan Co.	110	3,003
Solutia, Inc.*	1,601	2,994
Myers Industries, Inc.	476	2,923
LSB Industries, Inc.*	290	2,868
GenTek, Inc.*	148	2,589
A.M. Castle & Co.	284	2,533
Stillwater Mining Co.*	668	2,472
Olympic Steel, Inc.	147	2,230
Headwaters, Inc.*	708	2,223
Landec Corp.*	393	2,189
Graphic Packaging Holding Co.*	2,440	2,123
Innophos Holdings, Inc.	178	2,008
ShengdaTech, Inc.*	507	1,572
Clearwater Paper Corp.*	191	1,534
Innospec, Inc.	396	1,493
Buckeye Technologies, Inc.*	663	1,412
Quaker Chemical Corp.	175	1,389
AEP Industries, Inc.*	90	1,374
Spartech Corp.	515	1,267
U S Concrete, Inc.*	618	1,236
NL Industries, Inc.	121	1,210
General Moly, Inc.*	1,063	1,127

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Ferro Corp.	736	$1,052
Universal Stainless & Alloy*	106	1,025
Bway Holding Co.*	127	1,002
ICO, Inc.*	468	964
Neenah Paper, Inc.	252	915
United States Lime & Minerals, Inc.*	30	821
KapStone Paper and Packaging Corp.*	304	748
Penford Corp.	193	701
Flotek Industries, Inc.*	383	601
AbitibiBowater, Inc.*	896	493
General Steel Holdings, Inc.*	175	460
Boise, Inc.*	598	365
China Precision Steel, Inc.*	287	336
Mercer International, Inc.*	507	335
Sutor Technology Group Ltd.*	125	175
Verso Paper Corp.	244	156
China Direct, Inc.*	120	151

Total Materials		389,179

TELECOMMUNICATION SERVICES 0.5%
tw telecom, Inc.*	2,487	21,761
Syniverse Holdings, Inc.*	870	13,711
Centennial Communications Corp.*	1,136	9,383
Premiere Global Services, Inc.*	1,045	9,217
NTELOS Holdings Corp.	506	9,179
Shenandoah Telecommunications Co.	395	9,006
Cincinnati Bell, Inc.*	3,896	8,961
Cbeyond, Inc.*	400	7,532
Iowa Telecommunications Services, Inc.	542	6,211
Cogent Communications Group, Inc.*	748	5,386
General Communication, Inc. — Class A*	755	5,043
Alaska Communications Systems Group, Inc.	731	4,898
Consolidated Communications Holdings, Inc.	393	4,032
USA Mobility, Inc.	393	3,620
Global Crossing*	436	3,052
Atlantic Tele-Network, Inc.	159	3,050
PAETEC Holding Corp.*	2,085	3,002
iPCS, Inc. — Class A*	292	2,835

		Market
	Shares	Value

Fairpoint Communications, Inc.	1,506	$1,175
Virgin Mobile USA, Inc. — Class A*	617	796
ICO Global Communications Holdings Ltd.*	1,749	612
TerreStar Corp.*	976	547
FiberTower Corp.*	2,029	406
Vonage Holdings Corp.*	870	348
IDT Corp.*	298	346
Ibasis, Inc.*	499	334
Globalstar, Inc.*	867	303

Total Telecommunication Services		134,746

Total Common Stocks
(Cost $9,787,205)		10,648,739

RIGHTS 0.0%
FINANCIALS 0.0%
United America Indemnity Ltd.* Expires, 04/06/09	387	181

Total Financials		181

Total Rights (Cost $537)		181

	Face
	Amount

REPURCHASE AGREEMENTS† 38.1%
UBS Inc. issued 03/31/09 at
0.11% due 04/01/09	$10,404,622	10,404,622

Total Repurchase Agreements
(Cost $10,404,622)		10,404,622

Total Investments 77.1%
(Cost $20,191,827)		$21,053,542

Other Assets in Excess of
Liabilities – 22.9%		$6,260,985

Net Assets – 100.0%		$27,314,527

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 Russell 2000 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $42,330,570)	1,011	$439,876

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Unrealized
	Units	Gain (Loss)

Equity Index Swap Agreements ††
Goldman Sachs International April 2009 Russell 2000 Index Swap, Terminating 04/06/09
(Notional Market Value of Contracts $725,883)	1,717	$146,410
Credit Suisse Capital, LLC June 2009 Russell 2000 Index Swap, Terminating 06/26/09
(Notional Market Value of Contracts $868,173)	2,054	(5,516)

(Total Notional Market Value of Contracts $1,594,057)		$140,894

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 64.8%

INFORMATION TECHNOLOGY 11.6%
Microsoft Corp.	96,820	$1,778,583
International Business Machines Corp.	16,985	1,645,677
Cisco Systems, Inc.*	73,920	1,239,638
Apple, Inc.*	11,275	1,185,228
Intel Corp.	70,426	1,059,911
Google, Inc. — Class A*	3,025	1,052,881
Hewlett-Packard Co.	30,350	973,021
Oracle Corp.	48,560	877,479
Qualcomm, Inc.	20,890	812,830
EMC Corp*	25,480	290,472
Texas Instruments, Inc.	16,170	266,967
Corning, Inc.	19,686	261,233
Yahoo!, Inc.*	17,664	226,276
Automatic Data Processing, Inc.	6,390	224,672
Dell, Inc.*	21,910	207,707
Applied Materials, Inc.	16,830	180,922
eBay, Inc.*	13,651	171,457
Symantec Corp.*	10,400	155,376
MasterCard, Inc.	918	153,747
Adobe Systems, Inc.*	6,640	142,030
Motorola, Inc.	28,825	121,930
Western Union Co.	8,990	113,004
Intuit, Inc.*	4,065	109,755
Broadcom Corp. — Class A*	5,390	107,692
Paychex, Inc.	4,066	104,374
Juniper Networks, Inc.*	6,610	99,547
CA, Inc.	4,991	87,892
BMC Software, Inc.*	2,340	77,220
Cognizant Technology Solutions Corp. — Class A*	3,687	76,653
Electronic Arts, Inc.*	4,078	74,179
Fiserv, Inc.*	1,980	72,191
Analog Devices, Inc.	3,687	71,048
Computer Sciences Corp.*	1,916	70,585
Sun Microsystems, Inc.*	9,427	69,006
Agilent Technologies, Inc.*	4,461	68,566
NVIDIA Corp.*	6,795	66,999
Xilinx, Inc.	3,468	66,447
McAfee, Inc.*	1,954	65,459
Altera Corp.	3,710	65,110
Linear Technology Corp.	2,805	64,459
Tyco Electronics Ltd.	5,800	64,032
NetApp, Inc.*	4,185	62,105
Amphenol Corp.	2,170	61,823
Affiliated Computer Services, Inc. — Class A*	1,236	59,192

		Market
	Shares	Value

Citrix Systems, Inc.*	2,280	$51,619
Xerox Corp.	10,950	49,822
Microchip Technology, Inc.	2,310	48,949
Harris Corp.	1,690	48,909
Autodesk, Inc.*	2,865	48,161
MEMC Electronic Materials,
Inc.*	2,830	46,667
VeriSign, Inc.*	2,440	46,043
Fidelity National Information
Services, Inc.	2,417	43,989
Salesforce.com, Inc.*	1,339	43,825
KLA-Tencor Corp.	2,145	42,900
Akamai Technologies, Inc.*	2,160	41,904
Micron Technology, Inc.*	9,668	39,252
Flir Systems, Inc.*	1,913	39,178
SanDisk Corp.*	2,863	36,217
Teradata Corp.*	2,190	35,522
Total System Services, Inc.	2,502	34,553
National Semiconductor Corp.	2,468	25,346
LSI Logic Corp.*	8,207	24,949
Molex, Inc.	1,750	24,045
Tellabs, Inc.*	5,010	22,946
Advanced Micro Devices,
Inc.*	7,090	21,625
Compuware Corp.*	3,120	20,561
Novellus Systems, Inc.*	1,230	20,455
Novell, Inc.*	4,355	18,552
QLogic Corp.*	1,540	17,125
Lexmark International, Inc.*	980	16,533
Jabil Circuit, Inc.	2,705	15,040
Convergys Corp.*	1,550	12,524
Teradyne, Inc.*	2,188	9,583
Ciena Corp.*	1,150	8,947
JDS Uniphase Corp.*	2,720	8,840

Total Information Technology		15,769,956

HEALTH CARE 9.9%
Johnson & Johnson	35,020	1,842,052
Pfizer, Inc.	85,420	1,163,420
Abbott Laboratories	19,570	933,489
Wyeth	16,860	725,654
Merck & Company, Inc.	26,690	713,957
Amgen, Inc.*	13,090	648,217
Bristol-Myers Squibb Co.	25,068	549,491
Gilead Sciences, Inc.*	11,540	534,533
Schering-Plough Corp.	20,601	485,154
Eli Lilly & Co.	12,800	427,648
Medtronic, Inc.	14,160	417,295
Baxter International, Inc.	7,770	397,979
UnitedHealth Group, Inc.	15,391	322,134
Celgene Corp.*	5,817	258,275

 1

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Medco Health Solutions, Inc.*	6,220	$257,135
WellPoint, Inc.*	6,310	239,591
Covidien Ltd.	6,384	212,204
Becton, Dickinson & Co.	3,040	204,410
Genzyme Corp.*	3,438	204,183
Biogen Idec, Inc.*	3,756	196,890
Thermo Fisher Scientific, Inc.*	5,300	189,051
Allergan, Inc.	3,888	185,691
St. Jude Medical, Inc.*	4,383	159,234
Boston Scientific Corp.*	19,021	151,217
Express Scripts, Inc.*	3,142	145,066
Cardinal Health, Inc.	4,563	143,643
Aetna, Inc.	5,740	139,654
McKesson Corp.	3,470	121,589
Zimmer Holdings, Inc.*	2,820	102,930
Stryker Corp.	3,010	102,460
C.R. Bard, Inc.	1,259	100,367
Quest Diagnostics, Inc.	1,950	92,586
Forest Laboratories, Inc.*	3,815	83,777
Laboratory Corporation of America Holdings*	1,370	80,131
Life Technologies Corp.*	2,202	71,521
AmerisourceBergen Corp.	1,930	63,034
Hospira, Inc.*	2,016	62,214
CIGNA Corp.	3,430	60,334
Cephalon, Inc.*	866	58,975
DaVita, Inc.*	1,321	58,058
Humana, Inc.*	2,140	55,811
Mylan Laboratories, Inc.*	3,857	51,722
DENTSPLY International, Inc.	1,880	50,478
Varian Medical Systems, Inc.*	1,582	48,156
Intuitive Surgical, Inc.*	498	47,489
Waters Corp.*	1,230	45,449
Watson Pharmaceuticals, Inc.*	1,320	41,065
Millipore Corp.*	697	40,015
IMS Health, Inc.	2,300	28,681
Coventry Health Care, Inc.*	1,880	24,327
King Pharmaceuticals, Inc.*	3,120	22,058
Patterson Companies, Inc.*	1,158	21,840
PerkinElmer, Inc.	1,470	18,772
Tenet Healthcare Corp.*	5,262	6,104

Total Health Care		13,407,210

ENERGY 8.4%
Exxon Mobil Corp.	62,580	4,261,698
Chevron Corp.	25,380	1,706,551
ConocoPhillips	18,740	733,858

		Market
	Shares	Value

Schlumberger Ltd.	15,153	$615,515
Occidental Petroleum Corp.	10,260	570,969
Apache Corp.	4,236	271,485
Devon Energy Corp.	5,615	250,934
Marathon Oil Corp.	8,961	235,585
Anadarko Petroleum Corp.	5,821	226,379
XTO Energy, Inc.	7,339	224,720
Hess Corp.	3,593	194,741
Halliburton Co.	11,357	175,693
EOG Resources, Inc.	3,163	173,206
National-Oilwell Varco, Inc.*	5,294	151,991
Southwestern Energy Co.*	4,345	129,003
Chesapeake Energy Corp.	7,121	121,484
Noble Energy, Inc.	2,193	118,159
Valero Energy Corp.	6,536	116,994
Spectra Energy Corp.	8,145	115,170
Baker Hughes, Inc.	3,906	111,516
Murphy Oil Corp.	2,417	108,209
Peabody Energy Corp.	3,392	84,936
Williams Companies, Inc.	7,325	83,358
Range Resources Corp.	1,982	81,579
Cameron International Corp.*	2,750	60,307
Smith International, Inc.	2,783	59,779
Consol Energy, Inc.	2,290	57,800
El Paso Corp.	8,850	55,313
Diamond Offshore Drilling, Inc.	876	55,065
ENSCO International, Inc.	1,802	47,573
Sunoco, Inc.	1,479	39,164
BJ Services Co.	3,689	36,706
Nabors Industries Ltd.*	3,580	35,764
Cabot Oil & Gas Corp.	1,306	30,782
Pioneer Natural Resources Co.	1,460	24,046
Tesoro Corp.	1,750	23,573
Rowan Companies, Inc.	1,430	17,117
Massey Energy Co.	1,080	10,930

Total Energy		11,417,652

CONSUMER STAPLES 8.3%
Procter & Gamble Co.	37,110	1,747,510
Wal-Mart Stores, Inc.	28,313	1,475,107
Coca-Cola Co.	25,211	1,108,023
PepsiCo, Inc.	19,710	1,014,671
Philip Morris International, Inc.	25,380	903,020
CVS Caremark Corp.	18,433	506,723
Altria Group, Inc.	26,158	419,051
Kraft Foods, Inc.	18,607	414,750
Colgate-Palmolive Co.	6,350	374,523
Walgreen Co.	12,496	324,396

 2

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Costco Wholesale Corp.	5,491	$254,343
Kimberly-Clark Corp.	5,237	241,478
Archer-Daniels-Midland Co.	8,132	225,907
General Mills, Inc.	4,150	207,002
Kroger Co.	8,258	175,235
Sysco Corp.	7,460	170,088
H.J. Heinz Co.	3,983	131,678
Lorillard, Inc.	2,128	131,383
Kellogg Co.	3,186	116,703
Safeway, Inc.	5,433	109,692
Avon Products, Inc.	5,400	103,842
ConAgra Foods, Inc.	5,656	95,417
Clorox Co.	1,764	90,811
Reynolds American, Inc.	2,138	76,626
Hershey Co.	2,102	73,045
Sara Lee Corp.	8,810	71,185
Campbell Soup Co.	2,590	70,862
Molson Coors Brewing Co. — Class B	1,900	65,132
J.M. Smucker Co.	1,500	55,905
Dr Pepper Snapple Group, Inc.*	3,206	54,213
Coca-Cola Enterprises, Inc.	4,016	52,971
McCormick & Company, Inc.	1,650	48,791
Brown-Forman Corp. — Class B	1,236	47,994
SUPERVALU, INC.	2,675	38,199
Pepsi Bottling Group, Inc.	1,710	37,859
Estee Lauder Companies, Inc. — Class A	1,465	36,112
Tyson Foods, Inc. — Class A	3,832	35,983
Dean Foods Co.*	1,947	35,202
Whole Foods Market, Inc.	1,776	29,837
Constellation Brands, Inc. — Class A*	2,474	29,441
Hormel Foods Corp.	880	27,905

Total Consumer Staples		11,228,615

FINANCIALS 7.0%
JPMorgan Chase & Co.	47,586	1,264,836
Wells Fargo & Co.	53,654	764,033
Goldman Sachs Group, Inc.	5,844	619,581
Bank of America Corp.	81,056	552,802
Bank of New York Mellon Corp.	14,548	410,981
U.S. Bancorp	22,226	324,722
Morgan Stanley	13,610	309,900
Travelers Companies, Inc.	7,410	301,142
MetLife, Inc.	10,358	235,852
CME Group, Inc.	840	206,968
American Express Co.	14,829	202,119

		Market
	Shares	Value

Chubb Corp.	4,460	$188,747
Charles Schwab Corp.	11,868	183,954
Citigroup, Inc.	69,343	175,438
Northern Trust Corp.	2,830	169,291
State Street Corp.	5,467	168,274
PNC Financial Services Group, Inc.	5,418	158,693
Aon Corp.	3,460	141,237
Marsh & McLennan Companies, Inc.	6,520	132,030
Allstate Corp.	6,792	130,067
BB&T Corp.	7,075	119,709
Progressive Corp.*	8,570	115,181
AFLAC, Inc.	5,916	114,534
Simon Property Group, Inc.	3,186	110,363
Franklin Resources, Inc.	1,922	103,538
Prudential Financial, Inc.	5,366	102,061
Loews Corp.	4,569	100,975
T. Rowe Price Group, Inc.	3,240	93,506
Public Storage	1,590	87,848
People’s United Financial, Inc.	4,410	79,248
Hudson City Bancorp, Inc.	6,608	77,248
IntercontinentalExchange, Inc.*	924	68,810
Invesco Ltd.	4,790	66,389
Equity Residential	3,445	63,216
Plum Creek Timber Company, Inc. (REIT)	2,090	60,756
Capital One Financial Corp.	4,963	60,747
Vornado Realty Trust	1,780	59,167
NYSE Euronext	3,280	58,712
HCP, Inc.	3,220	57,477
Ameriprise Financial, Inc.	2,768	56,716
Moody’s Corp.	2,410	55,237
Boston Properties, Inc.	1,542	54,016
SunTrust Banks, Inc.	4,521	53,077
Unum Group	4,190	52,375
KeyCorp	6,257	49,243
AvalonBay Communities, Inc.	1,013	47,672
Cincinnati Financial Corp.	2,058	47,067
M&T Bank Corp.	976	44,154
Health Care REIT, Inc.	1,404	42,948
Ventas, Inc.	1,816	41,060
Discover Financial Services	6,101	38,497
Regions Financial Corp.	8,800	37,488
Comerica, Inc.	1,913	35,027
Leucadia National Corp.*	2,297	34,202
Nasdaq Stock Market, Inc.*	1,744	34,148
American International Group, Inc.	34,072	34,072
Assurant, Inc.	1,490	32,452

 3

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Hartford Financial Services Group, Inc.	4,120	$32,342
SLM Corp.*	5,920	29,304
Legg Mason, Inc.	1,806	28,715
First Horizon National Corp.	2,669	28,668
Torchmark Corp.	1,070	28,066
Principal Financial Group, Inc.	3,288	26,896
Host Hotels & Resorts, Inc.	6,645	26,048
Federated Investors, Inc. — Class B	1,131	25,176
XL Capital Ltd.	4,327	23,625
KIMCO Realty Corp.	2,954	22,510
ProLogis	3,386	22,009
Lincoln National Corp.	3,238	21,662
Fifth Third Bancorp	7,307	21,336
Marshall & Ilsley Corp.	3,363	18,934
Zions Bancorporation	1,458	14,332
CIT Group, Inc.	4,917	14,013
Janus Capital Group, Inc.	2,000	13,300
CB Richard Ellis Group, Inc. — Class A*	2,850	11,486
Genworth Financial, Inc. — Class A	5,490	10,431
MBIA, Inc.*	2,170	9,939
E*Trade Financial Corp.*	7,240	9,267
Apartment Investment & Management Co. — Class A	1,491	8,171
Huntington Bancshares, Inc.	4,636	7,696
Developers Diversified Realty Corp.	—	—

Total Financials		9,483,529

INDUSTRIALS 6.3%
General Electric Co.	133,726	1,351,970
United Parcel Service, Inc. — Class B	12,606	620,467
United Technologies Corp.	11,930	512,751
3M Co.	8,785	436,790
Boeing Co.	9,200	327,336
Lockheed Martin Corp.	4,199	289,857
Emerson Electric Co.	9,560	273,225
Union Pacific Corp.	6,370	261,871
Honeywell International, Inc.	9,310	259,377
Caterpillar, Inc.	7,620	213,055
Burlington Northern Santa Fe Corp.	3,520	211,728
General Dynamics Corp.	4,890	203,375
Raytheon Co.	5,070	197,426
Northrop Grumman Corp.	4,135	180,451

		Market
	Shares	Value

Deere & Co.	5,350	$175,854
FedEx Corp.	3,939	175,246
Danaher Corp.	3,226	174,914
Waste Management, Inc.	6,218	159,181
Norfolk Southern Corp.	4,640	156,600
Illinois Tool Works, Inc.	4,870	150,239
CSX Corp.	5,060	130,801
Paccar, Inc.	4,593	118,316
Precision Castparts Corp.	1,769	105,963
L-3 Communications Holdings, Inc.	1,500	101,700
CH Robinson Worldwide, Inc.	2,156	98,335
ITT Corporation	2,302	88,558
Fluor Corp.	2,304	79,603
Eaton Corp.	2,090	77,037
Expeditors International of Washington, Inc.	2,689	76,072
Republic Services, Inc.	4,078	69,938
Parker Hannifin Corp.	2,030	68,979
Rockwell Collins, Inc.	1,997	65,182
Cummins, Inc.	2,554	64,999
Dover Corp.	2,360	62,257
Pitney Bowes, Inc.	2,608	60,897
Jacobs Engineering Group, Inc.*	1,563	60,426
Goodrich Corp.	1,573	59,601
Southwest Airlines Co.	9,369	59,306
W.W. Grainger, Inc.	810	56,846
Ingersoll-Rand Co. — Class A	4,040	55,752
Cooper Industries Ltd. — Class A	2,120	54,823
Fastenal Co.	1,636	52,606
Dun & Bradstreet Corp.	680	52,360
Stericycle, Inc.*	1,079	51,501
Iron Mountain, Inc.*	2,265	50,215
Cintas Corp.	1,660	41,035
Flowserve Corp.	710	39,845
Rockwell Automation, Inc.	1,800	39,312
Equifax, Inc.	1,600	39,120
Robert Half International, Inc.	1,920	34,234
Avery Dennison Corp.	1,425	31,834
Masco Corp.	4,550	31,759
Pall Corp.	1,496	30,563
Ryder System, Inc.	700	19,817
RR Donnelley & Sons Co.	2,596	19,029
Textron, Inc.	3,081	17,685
Monster Worldwide, Inc.*	1,618	13,187
Manitowoc Co., Inc.	1,647	5,386

Total Industrials		8,516,592

 4

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CONSUMER DISCRETIONARY 5.7%
McDonald’s Corp.	14,100	$769,437
Home Depot, Inc.	21,472	505,880
Comcast Corp. — Class A	36,480	497,587
Walt Disney Co.	23,510	426,942
Lowe’s Companies, Inc.	18,555	338,629
Target Corp.	9,534	327,874
Amazon.com, Inc.*	4,066	298,607
Time Warner, Inc.	15,142	292,241
Nike, Inc. — Class B	4,900	229,761
News Corp. — Class A	29,127	192,821
Kohl’s Corp.*	3,863	163,482
Staples, Inc.	9,026	163,461
Best Buy Company, Inc.	4,289	162,810
Yum! Brands, Inc.	5,820	159,934
DIRECTV Group, Inc.*	6,700	152,693
TJX Companies, Inc.	5,270	135,123
Viacom, Inc. — Class B*	7,680	133,478
Carnival Corp.	5,536	119,578
Apollo Group, Inc. — Class A*	1,350	105,746
Starbucks Corp.*	9,298	103,301
Time Warner Cable, Inc.	3,801	94,260
Omnicom Group, Inc.	3,940	92,196
McGraw-Hill Companies, Inc.	3,975	90,908
Johnson Controls, Inc.	7,515	90,180
Bed Bath & Beyond, Inc.*	3,291	81,452
Ford Motor Co.*	30,344	79,805
H&R Block, Inc.	4,301	78,235
AutoZone, Inc.*	480	78,058
The Gap, Inc.	5,904	76,693
Coach, Inc.*	4,070	67,969
Sherwin-Williams Co.	1,254	65,170
VF Corp.	1,115	63,678
Marriott International, Inc. — Class A	3,715	60,777
Genuine Parts Co.	2,017	60,228
O’Reilly Automotive, Inc.*	1,710	59,867
Darden Restaurants, Inc.	1,730	59,270
Family Dollar Stores, Inc.	1,774	59,198
GameStop Corp. — Class A*	2,070	58,001
J.C. Penney Company, Inc.	2,810	56,397
Mattel, Inc.	4,535	52,289
Macy’s, Inc.	5,329	47,428
Fortune Brands, Inc.	1,899	46,620
Harley-Davidson, Inc.	2,957	39,594
Hasbro, Inc.	1,571	39,385
International Game Technology, Inc.	3,740	34,483
D.R. Horton, Inc.	3,492	33,872
Nordstrom, Inc.	2,017	33,785
Tiffany & Co.	1,561	33,655

		Market
	Shares	Value

CBS Corp.	8,599	$33,020
Sears Holdings Corp.*	700	31,997
Polo Ralph Lauren Corp.	717	30,293
Limited Brands, Inc.	3,432	29,858
Pulte Homes, Inc.	2,718	29,708
Starwood Hotels & Resorts Worldwide, Inc.	2,310	29,337
Stanley Works	1,000	29,120
Washington Post Co. — Class B	80	28,568
Whirlpool Corp.	930	27,519
Abercrombie & Fitch Co. — Class A	1,097	26,109
Leggett & Platt, Inc.	1,992	25,876
Scripps Networks Interactive, Inc.	1,138	25,616
Interpublic Group of Companies, Inc.*	6,031	24,848
Expedia, Inc.*	2,663	24,180
Black & Decker Corp.	756	23,859
Newell Rubbermaid, Inc.	3,510	22,394
Big Lots, Inc.*	1,035	21,507
Goodyear Tire & Rubber Co.*	3,063	19,174
AutoNation, Inc.*	1,371	19,029
Snap-On, Inc.	726	18,223
Wynn Resorts Ltd.*	845	16,875
General Motors Corp.	7,732	15,000
RadioShack Corp.	1,580	13,541
Lennar Corp. — Class A	1,785	13,405
Eastman Kodak Co.	3,395	12,901
KB HOME	946	12,468
Centex Corp.	1,570	11,775
Harman International Industries, Inc.	740	10,012
Wyndham Worldwide Corp.	2,250	9,450
Meredith Corp.	455	7,571
New York Times Co. — Class A	1,475	6,667
Gannett Co., Inc.	2,891	6,360
Office Depot, Inc.*	3,479	4,558

Total Consumer Discretionary		7,673,656

UTILITIES 2.8%
Exelon Corp.	8,343	378,689
Southern Co.	9,853	301,699
FPL Group, Inc.	5,184	262,984
Duke Energy Corp.	16,218	232,242
Dominion Resources, Inc.	7,391	229,047
Public Service Enterprise Group, Inc.	6,405	188,755
PG&E Corp.	4,628	176,882

 5

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Entergy Corp.	2,402	$163,552
FirstEnergy Corp.	3,861	149,035
Sempra Energy	3,080	142,419
Consolidated Edison, Inc.	3,472	137,526
PPL Corp.	4,754	136,487
American Electric Power Company, Inc.	5,136	129,735
Progress Energy, Inc.	3,490	126,548
Edison International	4,127	118,899
Xcel Energy, Inc.	5,745	107,029
Questar Corp.	2,198	64,687
Ameren Corp.	2,693	62,451
Wisconsin Energy Corp.	1,477	60,808
DTE Energy Co.	2,074	57,450
EQT CORP	1,663	52,102
Constellation Energy Group, Inc.	2,515	51,960
Allegheny Energy, Inc.	2,150	49,816
AES Corp.*	8,440	49,036
SCANA Corp.	1,530	47,262
Northeast Utilities	2,180	47,066
CenterPoint Energy, Inc.	4,398	45,871
Pepco Holdings, Inc.	2,770	34,570
NiSource, Inc.	3,474	34,045
Pinnacle West Capital Corp.	1,281	34,023
CMS Energy Corp.	2,869	33,969
TECO Energy, Inc.	2,701	30,116
Integrys Energy Group, Inc.	970	25,259
Nicor, Inc.	565	18,775
Dynegy Inc.*	6,414	9,044

Total Utilities		3,789,838

TELECOMMUNICATION SERVICES 2.6%
AT&T, Inc.	74,625	1,880,550
Verizon Communications, Inc.	35,966	1,086,173
American Tower Corp. — Class A*	5,030	153,063
Sprint Nextel Corp.*	36,279	129,516
Embarq Corp.	1,808	68,433
Qwest Communications International, Inc.	18,606	63,632
Windstream Corp.	5,589	45,047
CenturyTel, Inc.	1,274	35,825
Frontier Communications Corp.	3,943	28,311

Total Telecommunication Services		3,490,550

		Market
	Shares	Value

MATERIALS 2.2%
Monsanto Co.	6,936	$576,382
Newmont Mining Corp.	6,190	277,064
Praxair, Inc.	3,890	261,758
E.I. du Pont de Nemours and Co.	11,428	255,187
Freeport-McMoRan Copper & Gold, Inc.	5,210	198,553
Nucor Corp.	3,980	151,917
Air Products & Chemicals, Inc.	2,650	149,062
Rohm & Haas Co.	1,577	124,331
Dow Chemical Co.	11,705	98,673
Alcoa, Inc.	12,020	88,227
PPG Industries, Inc.	2,082	76,826
Weyerhaeuser Co.	2,667	73,529
Ecolab, Inc.	2,116	73,489
Vulcan Materials Co.	1,397	61,873
Sigma-Aldrich Corp.	1,550	58,575
Ball Corp.	1,190	51,646
CF Industries Holdings, Inc.	610	43,389
International Paper Co.	5,423	38,178
United States Steel Corp.	1,468	31,019
Owens-Illinois, Inc.*	2,120	30,613
International Flavors & Fragrances, Inc.	1,001	30,490
Sealed Air Corp.	2,004	27,655
Allegheny Technologies, Inc.	1,226	26,886
Bemis Co.	1,255	26,317
MeadWestvaco Corp.	2,160	25,898
Eastman Chemical Co.	920	24,656
Pactiv Corp.*	1,667	24,322
AK Steel Holding Corp.	1,400	9,968
Titanium Metals Corp.	1,080	5,908

Total Materials		2,922,391

Total Common Stocks
(Cost $71,551,356)		87,699,989

	Face
	Amount

REPURCHASE AGREEMENTS† 26.1%
UBS, Inc. issued 03/31/09 at
0.11% due 04/01/09	$35,322,736	35,322,736

Total Repurchase Agreements
(Cost $35,322,736)		35,322,736

 6

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

Total Investments 90.9%
(Cost $106,874,092)		$123,022,725

Other Assets in Excess of Liabilities – 9.1%		$12,369,363

Net Assets – 100.0%		$135,392,088

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $73,365,250)	1,855	$6,253,134

	Units

Equity Index Swap Agreements ††
Goldman Sachs International April 2009 S&P 500 Index Swap, Terminating 04/06/09
(Notional Market Value of Contracts $108,246,487)	135,669	$7,121,736

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

 7

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates an NAV twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the March 31, 2009 afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the last bid price or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. This is determined for the morning pricing cycle by either marking the agreements to the first 10:45 a.m. tick of the relevant index or, if there is a morning trade, to the “fill”. Likewise for the afternoon pricing cycle, the agreements are marked at the close of the NYSE, to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
D. Distributions of net investment income and net realized capital gains, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
G. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
H. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes upfront or periodic payments to counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at rates shown, payable at fixed dates through maturity.
Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of March 31, 2009:

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments*	Total
Assets
S&P 500 2x Strategy Fund	$123,022,725	$6,253,134	$—	$7,121,736	$—	$—	$136,397,595
Inverse S&P 500 2x Strategy Fund	21,743,446	1,258,521	104,994,169	—	—	—	127,996,136
NASDAQ-100® 2x Strategy Fund	135,791,596	3,128,810	—	8,727,879	—	—	147,648,285
Inverse NASDAQ-100® 2x Strategy Fund	64,791,025	44,262	—	—	—	—	64,835,287
Dow 2x Strategy Fund	25,206,666	768,108	—	1,557,456	—	—	27,532,230
Inverse Dow 2x Strategy Fund	23,726,559	—	—	—	—	—	23,726,559
Russell 2000® 2x Strategy Fund	21,053,361	439,876	—	146,410	—	—	21,639,647
Inverse Russell 2000® 2x Strategy Fund	34,241,273	286,614	—	518,518	—	—	35,046,405

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments*	Total
Liabilities
S&P 500 2x Strategy Fund	$—	$—	$—	$—	$—	$—	$—
Inverse S&P 500 2x Strategy Fund	—	—	—	12,544,146	—	—	12,544,146
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	12,982,407	—	—	12,982,407
Dow 2x Strategy Fund	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	5,832	—	3,794,723	—	—	3,800,555
Russell 2000® 2x Strategy Fund	—	—	—	5,517	—	—	5,517
Inverse Russell 2000® 2x Strategy Fund	—	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

Item 2. Controls and Procedures.
(a)     Based on their evaluation on May 22, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Trust (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

EX.-3(i)
CERTIFICATIONS
I, Carl G. Verboncoeur, certify that:
1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 22, 2009

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur
President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 22, 2009

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	May 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	May 22, 2009

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	May 22, 2009
* Print the name and title of each signing officer under his or her signature.